        As filed with the Securities and Exchange Commission on October 12, 2001

                                                Securities Act File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                       ------
                  Pre-Effective Amendment No.
                                              ----                     ------
                  Post-Effective Amendment No.  34                       X
                                                --                     ------

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
   1940
                  Amendment No.  36                                      X
                                 --

                                 ABN AMRO FUNDS
                       (FORMERLY KNOWN AS ALLEGHANY FUNDS)
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street
                             Chicago, Illinois 60601
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 223-2139

Name and Address of Agent for Service:        Copies to:
Kenneth C. Anderson, President                Cathy G. O'Kelly, Esq.
ABN AMRO Funds                                Vedder, Price, Kaufman & Kammholz
171 North Clark Street                        222 North LaSalle Street
Chicago, Illinois 60601                       Chicago, Illinois 60601





It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b); or
--------
            On          pursuant to paragraph (b); or
--------       --------
            60 days after filing pursuant to paragraph (a)(1); or
--------
            On ,             pursuant to paragraph (a)(1); or
--------        ------------
            75 days after filing pursuant to paragraph (a)(2); or
--------
   X        on December 28, 2001 pursuant to paragraph (a)(2) of Rule 485
--------

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                      DECEMBER 28, 2001

  [ABN AMRO FUNDS LOGO]

     Prospectus
  ABN AMRO Asset Management (USA) LLC - Chicago Capital Management
  Montag & Caldwell, Inc.-TAMRO Capital Partners LLC-Veredus Asset Management

                                                                ABN AMRO Funds

                                                    ABN AMRO/VEREDUS
                                                    GROWTH LEADERS FUND

                                                    CLASS N SHARES

                                                    The Securities and
                                                    Exchange Commission
                                                    has not approved or
                                                    disapproved these or
                                                    any mutual fund's
                                                    shares or determined
                                                    if this prospectus is
                                                    accurate or complete.
                                                    Any representation to
                                                    the contrary is a
                                                    crime.

    [ABN AMRO FUNDS LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or college funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                   TABLE OF CONTENTS

                                                                                                      Page
                                                     FUND SUMMARIES
                                                     Investment Objective, Principal Investment
                                                       Strategies and Risks

                                                         EQUITY FUND



                                                         ABN AMRO/Veredus Growth Leaders Fund           3
                                                         FUND EXPENSES                                  5



                                                     INVESTMENT TERMS                                   6



                                                     MORE ABOUT ABN AMRO/VEREDUS GROWTH LEADERS
                                                       FUND                                             7
                                                         OTHER INVESTMENT STRATEGIES                    7




                                                     MANAGEMENT OF THE FUND                             9
                                                         THE ADVISER
                                                         Veredus Asset Management LLC                   9
                                                     SHAREHOLDER INFORMATION                           10
                                                         Opening an Account: Buying Shares             10
                                                         Exchanging Shares                             11
                                                         Selling/Redeeming Shares                      11
                                                         Transaction Policies                          14
                                                         Account Policies and Dividends                14
                                                         Additional Investor Services                  14
                                                         Distribution Plan 12b-1 Fees                  15
                                                         Portfolio Transactions and Brokerage
                                                           Commissions                                 15




                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                16



                                                     FINANCIAL HIGHLIGHTS                              16



                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover

EQUITY FUND

ABN AMRO/Veredus Growth Leaders Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. A mid-cap company is one having a market capitalization of between approximately $1.5 and $9 billion. A large-cap company is one having a market capitalization of approximately $9 billion or more. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
- expanding unit volume growth
- increasing profit margins
- significant new product development efforts
- returns in excess of their cost of capital

To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its primary investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VOLATILITY RISK: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than other funds. Consequently, it may experience larger price swings than funds with greater numbers of stocks.

MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

PORTFOLIO TURNOVER RISK: Frequent trading of the Fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the Fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

EQUITY FUND

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE
The Fund commenced operations on December 28,
2001 and does not have any performance history.
Performance information will be included in the Fund's next annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Fund, you do not incur any sales loads or exchange fees and generally no redemption fees.

If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

                                                                                           TOTAL                NET
                                                   MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
                      FUND                            FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO/Veredus Growth Leaders                       0.80%         0.25%        6.45%     7.50%     (6.20)%   1.30%

The table above reflects the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect estimated expenses for the fiscal year 2002. The Adviser is contractually obligated to waive management fees or reimburse expenses at least through December 31, 2002 at the rates shown in the table.

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

FUND                                                          1 YEAR         3 YEARS
ABN AMRO/Veredus Growth Leaders                                $132          $1,649

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

GROWTH INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS. Stocks issued by large companies. ABN AMRO Funds defines a large-cap company as one with a market capitalization of approximately $9 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MID-CAP STOCKS. Stocks issued by mid-sized companies. ABN AMRO Funds defines a mid-cap company as one with a market capitalization between approximately $1.5 billion and $9 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

More About ABN AMRO/Veredus Growth Leaders Fund

OTHER INVESTMENT STRATEGIES
In addition to the principal investment strategies described in our fund summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS
The Fund may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The Fund has no intention of investing in unsponsored ADRs or EDRs.

Although ADRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs or EDRs rather than directly in stock of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY RISK
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may invest in derivatives to limit risk in its portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Management of the Fund

VEREDUS ASSET MANAGEMENT LLC
Veredus Asset Management is the Adviser to the Fund and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is partially owned by ABN AMRO North America Newco, Inc. As of December 31, 2000, Veredus managed approximately $682 million in assets. The Fund pays Veredus an annual management fee of 0.80% of its average daily net assets. Veredus also manages two other series of ABN AMRO Funds, ABN AMRO/Veredus Aggressive Growth Fund and ABN AMRO/Veredus SciTech Fund.

FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/Veredus   Growth           James W.M. Houlton      Portfolio Manager of the Fund since the Fund's inception in
Leaders Fund                                                December 2001. Vice President of Veredus Asset Management
                                                            LLC since July 2001. Prior experience includes Strong
                                                            Capital Management from 1994 to 2001. Mr. Houlton received a
                                                            BA & MBA from the University of Cincinnati.
                                    Charles F. Mercer,      Portfolio Manager of the Fund since the Fund's inception in
                                    Jr., CFA                December 2001. Vice President and Director of Research of
                                                            Veredus Asset Management LLC since June 1998. Prior
                                                            experience includes: research analysis at SMC Capital Inc.
                                                            from 1996 to 1998. Mr. Mercer has a BA from Vanderbilt
                                                            University.

Shareholder Information

OPENING AN ACCOUNT

- Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment for the Fund is as follows:
  o Regular accounts: $2,500
  o Individual Retirement Accounts (IRAs): $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
- Make your initial investment using the following table as a guideline.
- All account openings must be in "good order."

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 13). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept third party          For: ABN AMRO Funds
                                  checks, which are checks made         A/C 140414
                                  payable to someone other than         FBO "ABN AMRO Fund Number"
                                  the Fund.                             "Your Account Number"
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Fund.
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765
                                  Providence, RI 02940

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Shareholder Account Access".

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
- The account number and Fund name are included
- The amount of the transaction is specified in dollars or shares
- Signatures of all owners appear exactly as they are registered on the account
- Any required signature guarantees (if applicable) are included
- Other supporting legal documents (as necessary) are present

EXCHANGING SHARES
After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase. Any gain or loss on an exchange may be a taxable event.

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All examples must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.

SELLING SHARES                DESIGNED FOR...                     TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                       - Accounts of any type              - Write and sign a letter of instruction indicating the fund
                              - Sales or redemptions of any size    name, fund number, your account number, the name(s) in
ABN AMRO FUNDS                                                      which the account is registered and the dollar value or
P.O. BOX 9765                                                       number of shares you wish to sell.
PROVIDENCE, RI 02940                                              - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing" on page
                                                                    12.)
                                                                  - Mail to us at the address at the left.
                                                                  - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                    mailed to a different address, you must write a letter of
                                                                    instruction and have it signature guaranteed.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on page 13).

SELLING SHARES                DESIGNED FOR...                     TO SELL SOME OR ALL OF YOUR SHARES...
BY PHONE                      - Non-retirement accounts           - For automated service 24 hours a day using your touch-tone
                              - Sales of up to $50,000 (for         phone, call 800 992-8151.
800 992-8151                    accounts with telephone account   - To place your request with a Shareholder Service
                                privileges)                         Representative, call between 9 am and 7 pm ET,
                                                                    Monday - Friday.
                                                                  - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                    mailed to a different address, you must write a letter of
                                                                    instruction and have it signature guaranteed.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on page 13).
                                                                  - ABN AMRO Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time.
                                                                    ABN AMRO Funds make reasonable attempts to verify that
                                                                    telephone instructions are genuine, but you are
                                                                    responsible for any loss that you may bear from telephone
                                                                    requests.
BY INTERNET                   - Non-retirement accounts           - Complete the "Purchase, Exchange and Redemption
                                                                    Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                              - Obtain a Personal Identification Number (PIN) from ABN
                                                                    AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                    site if you have not already done so.
                                                                  - When you are ready to redeem a portion of your account,
                                                                    access your account through ABN AMRO Funds' Web site and
                                                                    enter your redemption instructions in the highly secure
                                                                    area for shareholders only called "Shareholder Account
                                                                    Access". A check for the proceeds will be mailed to you at the address of record.
                                                                  - Proceeds may also be sent by wire or ACH. (see "Other
                                                                    Features" on page 13).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
- your address of record has changed within the past 30 days
- you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
ABN AMRO Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) is used to price your purchase or sale. The NAV for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading and may be open on some holidays. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Purchase orders and redemption requests must be received by 4:00 p.m. ET. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

ACCOUNT POLICIES AND DIVIDENDS
ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
- after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151.

DIVIDENDS
Dividends will be declared and paid quarterly. Capital gains will be distributed at least once a year, in December.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
- complete the appropriate sections of the account application

- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identify and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
- you must have at least $50,000 in your account
- determine the schedule: monthly, quarterly, semi-annually or annually
- call 800 992-8151 to add a systematic withdrawal plan to your account.

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. To find out more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES
To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of the Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Fund.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Fund is included in the Statement of Additional Information.

- The Fund pays dividends quarterly and distributes capital gains at least once a year, usually in December. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights

The Fund commenced operations on December 28, 2001 and does not have any operating history. Information will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, which is incorporated into this prospectus by reference and dated September 27, 2001 as amended December 28, 2001, is available to you without charge. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                          ABN-VER-01

                                 ABN AMRO FUNDS


                     CLASS N SHARES                                               CLASS I SHARES
          ABN AMRO/Chicago Capital Growth Fund                            Montag & Caldwell Growth Fund
         ABN AMRO/Montag & Caldwell Growth Fund                        ABN AMRO/Chicago Capital Growth Fund
          ABN AMRO/TAMRO Large Cap Value Fund                        ABN AMRO/Veredus Aggressive Growth Fund
              ABN AMRO/Talon Mid Cap Fund                            Blairlogie International Developed Fund
     ABN AMRO/Chicago Capital Small Cap Value Fund                       Blairlogie Emerging Markets Fund
             ABN AMRO/TAMRO Small Cap Fund                            ABN AMRO/Chicago Capital Balanced Fund
        ABN AMRO/Veredus Aggressive Growth Fund                          Montag & Caldwell Balanced Fund
       ABN AMRO/Veredus Growth Leaders Fund                       ABN AMRO/Chicago Capital Bond Fund
             ABN AMRO/Veredus SciTech Fund
        Blairlogie International Developed Fund
            Blairlogie Emerging Markets Fund
         ABN AMRO/Chicago Capital Balanced Fund
        ABN AMRO/Montag & Caldwell Balanced Fund
           ABN AMRO/Chicago Capital Bond Fund
      ABN AMRO/Chicago Capital Municipal Bond Fund
       ABN AMRO/Chicago Capital Money Market Fund


                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 27, 2001
                          AS AMENDED DECEMBER 28, 2001

     This Statement of Additional Information dated September 27, 2001 ("SAI") provides supplementary information pertaining to shares representing interests in sixteen investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds, (the "Trust"). As described above, each Fund offers Class N shares for retail investors. Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and ABN AMRO/Chicago Capital Bond Fund also offer Class I shares for institutional investors. As of the date of this SAI, Class I shares of ABN AMRO/Chicago Capital Balanced Fund are not available.

     This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Class N Shares Prospectus for the Funds dated September 27, 2001, ABN AMRO/Veredus Growth Leaders Fund Prospectus dated December 28, 2001 and the Class I Shares Prospectus for Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Chicago Capital Balanced Fund, Montag & Caldwell Balanced Fund and ABN AMRO/Chicago Capital Bond Fund, dated September 27, 2001. No investment in any of the Funds should be made without first reading the appropriate Prospectus.

     The audited financial statements for the fiscal year ended October 31, 2000 for the Funds (except for ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus Growth Leaders Fund, which did not commence operations during the period) are incorporated herein by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission ("SEC") on January 5, 2001. The Funds' unaudited financial statements for the six-month period ended April 30, 2001 (except for ABN AMRO/Veredus Growth Leaders Fund, which did not commence operations during the period) are incorporated herein by reference to the Semi-Annual Report as filed with the SEC on June 28, 2001.

You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS
                                                                            PAGE

--------------------------------------------------------------------------------
THE FUNDS                                                                      3
--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISK CONSIDERATIONS                                    3
--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                                                       24
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST                                            25
--------------------------------------------------------------------------------
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                           27
--------------------------------------------------------------------------------
INVESTMENT ADVISORY AND OTHER SERVICES                                        34
--------------------------------------------------------------------------------
     The Investment Advisers                                                  34
--------------------------------------------------------------------------------
     The Sub-Advisers                                                         37
--------------------------------------------------------------------------------
     The Administrator                                                        37
--------------------------------------------------------------------------------
     The Sub-Administrator                                                    39
--------------------------------------------------------------------------------
     The Distributor                                                          39
--------------------------------------------------------------------------------
     The Distribution Plan                                                    40
--------------------------------------------------------------------------------
     The Transfer Agent                                                       41
--------------------------------------------------------------------------------
     The Custodian                                                            41
--------------------------------------------------------------------------------
     Counsel and Auditors                                                     42
--------------------------------------------------------------------------------
BROKERAGE ALLOCATION AND OTHER PRACTICES                                      42
--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS                              42
--------------------------------------------------------------------------------
DESCRIPTION OF SHARES                                                         44
--------------------------------------------------------------------------------
NET ASSET VALUE                                                               46
--------------------------------------------------------------------------------
DIVIDENDS                                                                     47
--------------------------------------------------------------------------------
TAXES                                                                         47
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                       50
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                          53
--------------------------------------------------------------------------------
OTHER INFORMATION                                                             53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX A                                                                   A-1
--------------------------------------------------------------------------------



     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

     ABN AMRO Funds, formerly known as Alleghany Funds, (the "Trust"), 171 North Clark Street, Chicago, Illinois 60601-3294, is a no-load, open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a series of the Trust, which was formed as a Delaware business trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds". This SAI relates to the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Growth Leaders Fund,
ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund. The Trust also offers four equity funds, four international equity funds and five money market funds, which are not described in this document.

The Funds listed below have changed their names effective September 24, 2001:

-----------------------------------------------------------------------------------------------------------------
FORMER NAME                                          NEW NAME
-----------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Balanced Fund                ABN AMRO/Chicago Capital Balanced Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Growth & Income Fund         ABN AMRO/Chicago Capital Growth Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Small Cap Value Fund         ABN AMRO/Chicago Capital Small Cap Value Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Talon Fund                   ABN AMRO/Talon Mid Cap Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Montag & Caldwell Balanced Fund            ABN AMRO/Montag & Caldwell Balanced Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Montag & Caldwell Growth Fund              ABN AMRO/Montag & Caldwell Growth Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/TAMRO Large Cap Value Fund                 ABN AMRO/TAMRO Large Cap Value Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/TAMRO Small Cap Fund                       ABN AMRO/TAMRO Small Cap Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Veredus Aggressive Growth Fund             ABN AMRO/Veredus Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Veredus SciTech Fund                       ABN AMRO/Veredus SciTech Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Blairlogie Emerging Markets Fund           Blairlogie Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Blairlogie International Developed Fund    Blairlogie International Developed Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Bond Fund                    ABN AMRO/Chicago Capital Bond Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Municipal Bond Fund          ABN AMRO/Chicago Capital Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Money Market Fund            ABN AMRO/Chicago Capital Money Market Fund
-----------------------------------------------------------------------------------------------------------------

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in each Prospectus concerning the investment policies and risks of investing in the Funds. Except as otherwise stated below or in the Prospectus, all Funds may invest in the portfolio investments included in this section. The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

MONEY MARKET INSTRUMENTS AND RELATED RISKS

         All Funds may invest in money market instruments, including bank obligations and commercial paper. Money market instruments in which the Funds may invest include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by ABN

AMRO/Chicago Capital Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

     Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk", pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS

     With respect to the variable- and floating-rate instruments that may be acquired by ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund or ABN AMRO/Chicago Capital Municipal Bond Fund, the Investment Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

LOAN PARTICIPATIONS

     All Funds may engage in loan participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

     The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

FOREIGN BANKERS' ACCEPTANCES

     All Funds may purchase foreign bankers' acceptances, although ABN AMRO/Chicago Capital Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

FOREIGN COMMERCIAL PAPER

     All Funds may purchase foreign commercial paper, although ABN AMRO/Chicago Capital Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P)) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

EURODOLLAR CERTIFICATES OF DEPOSIT

     A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

YANKEE CERTIFICATES OF DEPOSIT

     Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

REPURCHASE AGREEMENTS

     All Funds may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

     The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

     The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisers or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

     Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by ABN AMRO/Chicago Capital Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

REVERSE REPURCHASE AGREEMENTS

     All Funds may enter into reverse repurchase agreements with banks and broker dealers. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

RESTRICTED SECURITIES

     Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.

CONVERTIBLE SECURITIES

     All Funds except ABN AMRO/Chicago Capital Municipal Bond Fund, ABN AMRO/Talon Mid Cap Fund and ABN AMRO/Chicago Capital Money Market Fund may purchase convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

BORROWING

     The Funds may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Funds may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

ILLIQUID SECURITIES

     All Funds may invest up to 15% (10% for ABN AMRO/Chicago Capital Money Market Fund) of their respective net assets in securities which are illiquid. Illiquid securities will generally include but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

RULE 144A SECURITIES

     All Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

     All Funds may seek additional income at times by lending their respective portfolio securities to broker-dealers and financial institutions provided that:
(1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) a Fund may call the loan at any time with proper notice and receive the securities loaned, (3) a Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by a Fund will not at any time exceed 25% of the total assets of such Fund.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SECURITIES OF OTHER INVESTMENT COMPANIES

     All Funds may invest in securities issued by other investment companies which invest in securities in which the particular Fund is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

     Each Fund intends to limit its investments in securities issued by other investment companies prescribed by the 1940 Act so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole.

SHORT-TERM TRADING

     All Funds may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

ZERO COUPON BONDS

     All Funds except ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Chicago Capital Money Market Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

     Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

LOWER-GRADE DEBT SECURITIES AND RELATED RISKS

     ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may invest in securities with high yields and high risks. ABN AMRO/Chicago Capital Growth Fund may invest up to 10% of assets in such securities. ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may each invest up to 20% of their respective assets in such securities.

     Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds", are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

     In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

     The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

     YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET - The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of the Funds which hold these securities.

     SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

     LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

     CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

     YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

DERIVATIVE INVESTMENTS

     The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

     Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

     Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below are the types of derivative securities in which certain Funds are permitted to invest and their respective policies and risks.

OPTIONS AND RELATED RISKS

     All Funds except ABN AMRO/Chicago Capital Money Market Fund may buy put and call options and write covered call and secured put options.

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

     A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     The Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

     A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodians in an amount not less than the exercise price of the option at all times during the option period.

     A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS - Each Fund may purchase call options to the extent that premiums paid by a Fund does not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING - Each Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS - Each Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

     A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     Each Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS - Each Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, the Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     FOREIGN CURRENCY OPTIONS - Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

FUTURES CONTRACTS AND RELATED RISKS

     All Funds except ABN AMRO/Veredus Aggressive Growth Fund, ABN
AMRO/Veredus SciTech Fund and ABN AMRO/Chicago Capital Money Market Fund may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC.

     The Funds may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

     With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

     To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS AND RELATED RISKS

     All Funds except ABN AMRO/Chicago Capital Money Market Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

     The Funds may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian(s) will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

     SWAP AGREEMENTS - Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount", i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

     Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis". Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

INTEREST RATE SWAPS AND RELATED RISKS

     Only ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital
Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund, in order to help enhance the value of their respective portfolios or manage exposure to different types of investments, may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps", "floors" and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates but would also limit its ability to benefit from declining interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. An amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.

     Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

     In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Swap agreements may involve leverage and may be highly volatile. Depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

ASSET-BACKED SECURITIES AND RELATED RISKS

     ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES AND RELATED
RISKS

     ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. These Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.

     Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

     Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" on p. 19.)

     For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts", conveying to the holder an individual interest in each of the mortgages constituting the pool.

     The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac (formerly known as the Federal Home Loan Mortgage Corp.) 's or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

     Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") AND MULTI-CLASS PASS-THROUGHS AND RELATED RISKS

     ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

     One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs", will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

     REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

     Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

     RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

     CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

STRIPPED MORTGAGE SECURITIES AND RELATED RISKS

     ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

OTHER MORTGAGE-BACKED SECURITIES

     ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may invest in other mortgage-backed securities. The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

GENERAL RISKS OF MORTGAGE SECURITIES

     The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

     In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

     With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

FOREIGN SECURITIES

     All Funds except ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund may invest in foreign securities. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced.

     Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may invest directly in foreign equity securities, U.S. dollar- or foreign currency-denominated foreign corporate debt securities, foreign preferred securities, certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities and securities represented by ADRs, EDRs or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer and are publicly traded on exchanges or over-the-counter in the United States and also trade in public or private markets in other countries.

     Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may invest in World Equity Benchmark Shares (WEBS), Optimized Portfolios as Listed Securities (OPALS) and WIDGITs (W.I. Carr Developing Markets Growth Index Tracker Programme). These investments provide investors with access to global equity markets and are primarily used to facilitate asset allocation switches and to overcome difficulties in markets with structural peculiarities. WEBS are issued by Foreign Fund, Inc., an open-end investment company registered under the 1940 Act, in a number of country-specific series. Each series is a diversified, country-specific index portfolio designed to track a specific Morgan Stanley Capital International (MSCI) country index. WEBS are listed on the American Stock Exchange in U.S. dollars and the investment adviser is BZW Barclays Global Fund Advisors. OPALS, which are securities offered through Morgan Stanley Capital, LLC, have a hybrid structure. They have debt characteristics (fixed redemption and semi-annual interest payments) but performance is equity driven. Each series of OPALS is designed to track the performance of a given MSCI or local index. There are both industry-specific and country-specific OPALS. Globally, OPALS are available to gain exposure to developed and emerging markets. OPALS were established for qualifying U.S. investors and are not listed on any U.S. exchange. To qualify for purchase, U.S. investors must be (i) qualified institutional buyers (QIBs), (ii) qualified purchasers (QPs) and (iii) not subject to ERISA. QIB and QP status is generally conferred on those clients controlling over $100 million in assets. WIDGITs are equity-linked products in which the issuer buys shares on the local market and issues their instrument against the shares. WIDGITs are generally classified as derivatives and have the general risks associated with derivatives.

     Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include: political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and different foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

     In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

     For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The above Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

     Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of these costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     Blairlogie Emerging Markets Fund, and to a lesser extent Blairlogie International Developed Fund, may invest in the securities of countries considered to be developing markets. The risks of investing in foreign securities are particularly high when securities of issuers based in developing or "emerging market" countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities and imposes additional risks than the risks of investing in foreign, developed countries. These risks may include: greater risks of nationalization or expropriation of assets or confiscatory taxation, currency devaluations, currency exchange rate fluctuations, greater social economic and political uncertainty and instability (including the risk of war), more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, unavailability of currency hedging techniques in certain emerging market countries, the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies, the difference in or lack of auditing and financial reporting standards, which may result in unavailability of material information about issuers; difficulties in obtaining and/or enforcing a judgment in a foreign court and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

SPECIAL RISKS OF INVESTING IN RUSSIAN AND OTHER EASTERN EUROPEAN SECURITIES

     Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investment in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European economies are characterized by an absence of developed legal structures governing private and foreign investments and private property in these countries.

     In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

     Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below), (b) pervasiveness of corruption, insider trading and crime in the Russian economic system, (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information, (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union or the nationalization of privatized enterprises.

     A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will strive to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

     Also, although a Russian public enterprise with more than 3,500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Investment Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchases is deemed unsuitable, which may expose the Fund to potential loss on the investment.

FOREIGN CURRENCIES

     Many of the international equity securities in which Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, each Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts of the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

     Each of these Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees in a segregated account to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

MUNICIPAL SECURITIES

     ABN AMRO/Chicago Capital Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration of a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure. The Fund's computation of its dollar-weighted average maturity is based upon estimated factors, and there can be no assurance that the anticipated average weighted maturity will be attained. For example, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.

OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

     The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

     Except as set forth under "INVESTMENT objectives, principal investment strategies and risks" and "OTHER INVESTMENT STRATEGIES" in each Prospectus, each Fund may not:

(1) As to 75% of the total assets of each Fund, with the exception of ABN AMRO/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(4)      Make investments in securities for the purpose of exercising control;

(5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except for ABN AMRO/Veredus SciTech Fund, which will have a concentration in the science and technology sector;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor company or companies.

                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below.

 ................................... ...................... ......................................................
                                         POSITION(S)                      PRINCIPAL OCCUPATION(S)
             NAME/AGE                    WITH TRUST                         FOR PAST FIVE YEARS
 ................................... ...................... ......................................................

Stuart D. Bilton*                   Chairman, Board of     Chief Executive Officer of The Chicago Trust Company
171 North Clark Street              Trustees (Chief        and President of Alleghany Asset Management, Inc.;
Chicago, IL  60601                  Executive Officer)     previously, an Executive Vice President of Chicago
Age: 55                                                    Title and Trust Company; a Director of Alleghany
                                                           Asset Management Inc., Montag & Caldwell, Inc.,
                                                           Veredus Asset Management Inc., Baldwin & Lyons, Inc.
                                                           and the Boys and Girls Clubs of Chicago; President
                                                           and Chief Executive Officer, Blairlogie
                                                           International LLC; Trustee, Alleghany Foundation;
                                                           Manager, TAMRO Capital Partners LLC.
 ................................... ...................... ......................................................
Leonard F. Amari                    Trustee                Partner at the law offices of Amari & Locallo, a 734
North Wells Street                                         practice confined exclusively to the real estate tax
Chicago, IL 60610                                          assessment process.
Age: 59
 ................................... ...................... ......................................................
Robert A. Kushner                   Trustee                Formerly, Vice President, Secretary and General
30 Vernon Drive                                            Counsel at Cyclops Industries, Inc. until
Pittsburgh, PA 15228                                       retirement  in April 1992; currently a Vice
Age: 65                                                    President, Board Member and Chairman of Investment
                                                           Committee and Co-Chairman of Strategic Planning
                                                           Committee of Pittsburgh Dance Council.
 ................................... ...................... ......................................................
Gregory T. Mutz                     Trustee                President and CEO of The UICI Companies and Chairman
125 South Wacker Drive, Suite 3100                         of the Board of Excell Global Services; Chairman of
Chicago, IL  60606                                         the Board of AMLI Residential Properties Trust (a
Age: 55                                                    NYSE Multifamily REIT); Chairman of the Board of
                                                           AMLI Commercial Properties Trust, LP, both successor
                                                           companies to AMLI Realty Co., which he co-founded in
                                                           1980.
 ................................... ...................... ......................................................
Robert B. Scherer                   Trustee                President of The Rockridge Group, Ltd., (title
10010 Country Club Road                                    insurance industry consulting services);
Woodstock, IL  60098                                       previously, Senior Vice President - Strategy and
Age: 59                                                    Development at Chicago Title and Trust Company prior
                                                           to October 1994.
 ................................... ...................... ......................................................
Nathan Shapiro                      Trustee                President of SF Investments, Inc. (broker/dealer and
1700 Ridge                                                 investment banking firm); President of New Horizons
Highland Park, IL  60035                                   Corporation ( consulting firm); Senior Vice
Age: 65                                                    President of Pekin, Singer and Shapiro (an
                                                           investment advisory firm); Director of Baldwin &
                                                           Lyons, Inc.
 ................................... ...................... ......................................................
Denis Springer                      Trustee                Former Senior Vice President and Chief Financial
1673 Balmoral Lane                                         Officer of Burlington Northern Santa Fe Corporation.
Inverness, IL  60067
Age: 55
 ................................... ...................... ......................................................
Arnold F. Brookstone+               Trustee                Retired. Executive Vice President, Chief Financial
950 N. Michigan Avenue                                     Officer and Planning Officer of Stone Container
Chicago, IL 60611                                          Corporation (pulp and paper business), 1991-1996.
Age: 71
 ................................... ...................... ......................................................
James Wynsma*+                      Trustee                Chairman, ABN AMRO Asset Management (USA) LLC from
1565 River Oaks Drive                                      January 2000 to February 2001 and President & CEO
Ada, MI 49301                                              from May 1999 to December 1999. Vice Chairman of
Age: 65                                                    LaSalle Bank N.A. and head of its Trust and Asset
                                                           Management department from 1992 until his retirement
                                                           in March 2000. Director, ABN AMRO Fund Services,
                                                           Inc. since December 1999.
 ................................... ...................... ......................................................

 ................................... ...................... ......................................................
                                         POSITION(S)                      PRINCIPAL OCCUPATION(S)
             NAME/AGE                    WITH TRUST                         FOR PAST FIVE YEARS
 ................................... ...................... ......................................................

Robert Feitler+                     Trustee                Retired. Chairman of Executive Committee, Board of
179 East Lake Shore Drive                                  Directors, Weyco Group, Inc. (men's footwear), since
Chicago, IL 60611                                          1996. President and Director, Weyco Group, Inc.,
Age: 69                                                    1968-1996.
 ................................... ...................... ......................................................
Kenneth C. Anderson                 President (Chief       President of Alleghany Investment Services, Inc.;
171 North Clark Street              Operating Officer)     Senior Vice President of The Chicago Trust Company;
Chicago, IL  60601                                         Officer of the Trust since 1993; responsible for all
Age: 37                                                    business activities regarding mutual funds; CPA.
 ................................... ...................... ......................................................
Gerald F. Dillenburg                Senior Vice            Vice President of The Chicago Trust Company;
171 North Clark Street              President,             operations manager and compliance officer of all
Chicago, IL  60601                  Secretary and          mutual funds since 1996;  previously, an audit
Age: 34                             Treasurer              manager with KPMG LLP, specializing in investment
                                    (Chief Financial       services, including mutual and trust funds, Officer
                                    Compliance Officer)    and broker/dealers and investment Advisers; CPA.
 ................................... ...................... ......................................................
Debra Bunde Reams                   Vice President         Vice President of Montag & Caldwell, Inc., since
1100 Atlanta Financial Center                              1996;  Previously, Portfolio Manager and Chief
3343 Peachtree Road, NE                                    Investment Officer at Randy Seckman & Associates,
Atlanta, GA  30326-8151                                    Inc. (financial advisory firm providing asset
Age: 37                                                    management primarily to individual and small
                                                           businesses); CFA.
 ................................... ...................... ......................................................

* This person is an "affiliated person" of an Adviser and the Trust as defined under the 1940 Act.

+ This person is a former Trustee of the ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust. Pursuant to this reorganization, the Alleghany Funds changed its name to the "ABN AMRO Funds".

     The Trustees of the Trust who are not "interested persons" of the Trust or the Investment Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2001, the Trustees receive $4,000 for each Board Meeting attended and an annual retainer of $4,000. No officer or employee of the Investment Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.

     The table below shows the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal year ended October 31, 2000.




                                 AGGREGATE            PENSION OR
                                COMPENSATION     RETIREMENT BENEFITS    ESTIMATED ANNUAL     TOTAL COMPENSATION
                               RECEIVED FROM     ACCRUED (AS PART OF      BENEFITS UPON      FROM TRUST AND FUND
             TRUSTEE              THE TRUST         FUND EXPENSES)          RETIREMENT             COMPLEX
     -----------------------   -------------     -------------------    ----------------     -------------------
     Leonard F. Amari             $ 20,375                N/A                  N/A                 $ 20,375
     Robert A. Kushner            $ 20,375                N/A                  N/A                 $ 20,375
     Gregory T. Mutz              $ 10,375                N/A                  N/A                 $ 10,375
     Robert B. Scherer            $ 20,375                N/A                  N/A                 $ 30,375
     Nathan Shapiro               $ 20,375                N/A                  N/A                 $ 20,375
     Denis Springer               $ 16,875                N/A                  N/A                 $ 16,875
     Arnold F. Brookstone*           N/A                  N/A                  N/A                   N/A
     Robert Feitler*                 N/A                  N/A                  N/A                   N/A
     James Wynsma                    N/A                  N/A                  N/A                   N/A

* This Trustee earned $26,000 as a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust (now known as the "ABN AMRO Funds").

     As of October 10, 2001, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of each Fund, except for Stuart D. Bilton, who owned 2.74% of ABN AMRO/Chicago Capital Municipal Bond Fund.

CODE OF ETHICS

     The Trust, its investment advisers and principal underwriter have adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Codes of Ethics permits personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Listed below are the names and addresses of those shareholders who, as of September 28, 2001, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by The Chicago Trust Company. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND


SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Charles Schwab & Co., Inc.                    Class N           24.361
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Stetson & Co.                                 Class N           17.881
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI  53201

                          MONTAG & CALDWELL GROWTH FUND


SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Stetson & Co.                                 Class I            6.585
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI  53201

BanCorp South  Bank                           Class I            5.272
c/o Trust
P.O. Box 1605
Jackson, MS  39215-1605

Fidelity Investments Institutional            Class I            5.222
Operations Co., Inc.
100 Magellan Way
Mailzone KWIC
Covington, KY  4105-1987

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Stetson & Co.                                  Class N         36.153
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Wells Fargo Bank                               Class N         24.087
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480

Charles Schwab & Co., Inc.                     Class N         10.463
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Miter & Co.                                    Class N          6.526
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Stetson & Co.                                  Class I         73.177
c/o MI Trust Co.
P.O. Box 2966
Milwaukee, WI  53201

Davis & Company                                Class I         15.368
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Miter & Co.                                    Class I          6.953
MI Trust Co.
Outsourcing,
P.O Box 2977
Milwaukee, WI 53201-2977

                       ABN AMRO/TAMRO LARGE CAP VALUE FUND

SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Alleghany Capital Corporation                  Class N         36.708
375 Park Avenue, Suite 3201
New York, NY  10152

Saxon Co.                                      Class N         27.927
P.O. Box 7780-18888
Philadelphia, PA  19182

Stetson & Co.                                  Class N          5.568
C/o MI Trust Co.,
P.O Box 2977,
Milwaukee, WI 53201

                           ABN AMRO/TALON MID CAP FUND


SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Stetson & Co.                                  Class N         11.572
c/o M&I Trust Co.
Attn: Outsourcing
P.O. Box 2966
Milwaukee, WI 53201

Charles Schwab & Co., Inc.                     Class N         11.438
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

National Investors Services Corp               Class N          8.171
FBO Customers
55 Water Street, 32nd Floor
New York, NY  10041-3299


                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND




Miter & Co.                                    Class N         41.921
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Charles Schwab & Co., Inc.                     Class N         23.977
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Stetson & Co.                                  Class N         14.180
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Davis & Company                                Class N         10.416
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                    CLASS     PERCENTAGE OWNED (%)
----------------------------                    -----     --------------------
Charles Schwab & Co., Inc.                      Class N        22.690
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Stetson & Co.                                   Class N        16.316
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

SHAREHOLDER NAME AND ADDRESS                     CLASS    PERCENTAGE OWNED (%)
----------------------------                     -----    --------------------
Wells Fargo Bank                                Class N         7.819
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480

Miter & Co.                                     Class N         5.892
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                          ABN AMRO/TAMRO SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                     CLASS    PERCENTAGE OWNED (%)
----------------------------                     -----    --------------------
Alleghany Capital Corporation                   Class N        59.592
375 Park Avenue, Suite 3201
New York, NY  10152

Stetson & Co.                                   Class N        11.685
c/o MI Trust Co.,
P.O Box 2977,
Milwaukee, WI 53201

Charles Schwab & Co.                            Class N        11.182
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

                          ABN AMRO/VEREDUS SCITECH FUND

SHAREHOLDER NAME AND ADDRESS                     CLASS    PERCENTAGE OWNED (%)
----------------------------                     -----    --------------------
Alleghany Capital Corporation                   Class N        60.315
375 Park Avenue, Suite 3201
New York, NY  10152

                     BLAIRLOGIE INTERNATIONAL DEVELOPED FUND

SHAREHOLDER NAME AND ADDRESS                     CLASS    PERCENTAGE OWNED (%)
----------------------------                     -----    --------------------
Stetson & Co.                                   Class N        22.983
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Pacific Mutual Life Insurance Co.               Class I        72.243
Employees Retirement Plan Trust
700 Newport Center Drive
Newport Beach, CA  92660-6307

California Race Track Association               Class I        12.624
840 Newport Center Drive, 2nd Floor
Newport Beach, CA 92660-6310

CMTA-GMPP Allied Workers Pension Trust          Class I         5.929
840 Newport Center Drive, 2nd Floor
Newport Beach, CA 92660-6310

Fort Wayne Newspapers Inc.                      Class I         5.378
840 Newport Center Drive, 2nd Floor
Newport Beach, CA 92660-6310

                        BLAIRLOGIE EMERGING MARKETS FUND

SHAREHOLDER NAME AND ADDRESS                    CLASS     PERCENTAGE OWNED (%)
----------------------------                    -----     --------------------
Stetson & Co.                                  Class N         16.354
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Pacific Mutual Life Insurance Co.              Class I         45.423
Employees Retirement Plan Trust
700 Newport Center Drive
Newport Beach, CA  92660-6307

Charles Schwab & Co.                           Class I         29.189
Attn: Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

California Race Track Association              Class I          7.933
840 Newport Center Drive, 2nd floor
Newport Beach, CA 92660-6310

Sheldon & Co.                                  Class I          5.829
c/o National City Bank
P.O. Box 94984
Cleveland, OH  44101

                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Stetson & Co.                                 Class N          55.555
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

                         MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Wells Fargo Bank                              Class I          26.204
FBO Pacificare Health Systems 401k Plan
510 Marquette Ave, South
Minneapolis, MN   55479

Wilmington Trust Company                      Class I          15.345
FBO PricewaterhouseCoopers LLP
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE  19899-8971

Stetson & Co.                                 Class I          12.563
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

American Express Trust Company                Class I           6.890
FBO American Express Trust Retirement
Services Plans
P.O. Box 534
Minneapolis, MN 55440-0534

SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Branch Banking & Trust Co.                    Class I           6.323
SE Regional - Montag & Caldwell
P.O. Box 2887
Wilson, NC  27894-2887

BNY Western Trust Co.                         Class I           5.202
Columbia River Logscalers Pension
Two Union Square, Suite 520
601 Union Street
Seattle, WA 98101-2341

                     ABN AMRO/CHICAGO CAPITAL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Stetson & Co.                                 Class N          42.959
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Wells Fargo Bank                              Class N          18.103
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480

ABN AMRO Group Savings Plan                   Class N          12.802
P.O. Box 96211
Washington, D.C.  20090-6211

State Street Bank and Trust Co.               Class N           6.312
801 Pennsylvania
Kansas City, MO  64105


                       ABN AMRO/CHICAGO CAPITAL BOND FUND

SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
LaSalle National Bank as Trustee              Class N          45.619
Omnibus A/C
P.O. Box 1443
Chicago, IL  60690-1443

Stetson & Co.                                 Class N          17.723
c/o M&I Trust Co.
P.O. Box 2966
Milwaukee, WI 53201

ABN AMRO Group Savings Plan                   Class N           9.282
P.O. Box 96211
Washington, D.C.  20090-6211

Miter & Co.                                   Class N           7.812
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Davis & Company                               Class I          34.072
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Miter & Co.                                   Class I          31.633
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Stetson & Company                             Class I          31.511
c/o MI Trust Co.
P.O. Box 2966
Milwaukee, WI  53201


                  ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND


SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
LaSalle National Bank as Trustee              Class N          48.113
Omnibus A/C
P.O. Box 1443
Chicago, IL  60690-1443

Davis & Company                               Class N          30.080
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977


                   ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND


SHAREHOLDER NAME AND ADDRESS                   CLASS      PERCENTAGE OWNED (%)
----------------------------                   -----      --------------------
Davis & Company                               Class N          90.187
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

     The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services are described in the Prospectus.

     Chicago Capital Management, Inc. ("Chicago Capital Management") is the Investment Adviser for ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund. Chicago Capital Management is a member of the ABN AMRO group of companies and is located at 171 North Clark Street, Chicago, Illinois 60601.

     Chicago Capital Management has entered into an Expense Limitation Agreement with the Trust for ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Bond Fund - Class N and ABN AMRO/Chicago Capital Bond Fund - Class I, effective January 1, 2001, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.30%, 0.74% and 0.49% of net assets, respectively, for a period of one year. Chicago Capital Management may from time to time voluntarily waive a portion of its advisory fees with respect to ABN AMRO/Chicago Capital Municipal Bond Fund and/or reimburse a portion of the Fund's expenses.

     Montag & Caldwell, Inc. ("Montag & Caldwell") is the Investment Adviser for ABN AMRO/Montag & Caldwell Growth Fund and ABN AMRO/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3343 Peachtree Street NE, Atlanta, Georgia 30326. Montag & Caldwell may from time to time voluntarily waive a portion of their advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.


     Veredus Asset Management LLC ("Veredus") is the Investment Adviser for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Growth Leaders Fund and ABN AMRO/Veredus SciTech Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, KY 40205. Veredus has entered into an Expense Limitation Agreement with the Trust, effective January 1, 2001, whereby it has agreed to reimburse the ABN AMRO/Veredus Aggressive Growth Fund and ABN AMRO/Veredus SciTech Fund to the extent necessary to maintain total annual operating expenses at 1.40% and 1.50% of net assets, respectively, for a period of one year. Veredus has entered into an Expense Limitation Agreement with the Trust, effective December 28, 2001, whereby it has agreed to reimburse the ABN AMRO/Veredus Growth Leaders Fund to the extent necessary to maintain total annual operating expenses at 1.30% of net assets for a period of one year.


     TAMRO Capital Partners LLC ("TAMRO") is the Investment Adviser for ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO has entered into an Expense Limitation Agreement with the Trust, effective November 30, 2000, whereby it has agreed to reimburse the Fund to the extent necessary to maintain total annual operating expenses at 1.20% and 1.30% of net assets, respectively, until December 31, 2001. TAMRO is now the Investment Adviser for ABN AMRO/ Chicago Capital Small Cap Value Fund. The expense limitation agreement that was in place under the former adviser (Chicago Trust) continues until December 31, 2001, whereby the expenses of the Fund are capped at 1.40%.

         The investment advisory fees earned and waived by the Investment Advisers for each Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.
FISCAL YEAR ENDED OCTOBER 31, 2000

 ................................................... ....................... ...................... ....................
                                                     GROSS ADVISORY FEES       WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS     REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------     -------------------    -----------------

ABN AMRO/Montag & Caldwell Growth Fund                    $20,110,532                     $0          $20,110,532
ABN AMRO/Chicago Capital Growth Fund                      $ 3,822,871                     $0          $ 3,822,871
ABN AMRO/Talon Mid Cap Fund                                $  175,902               $ 39,493          $   136,409
ABN AMRO/Chicago Capital Small Cap Value Fund              $  464,754               $ 36,464          $   428,290
ABN AMRO/Veredus Aggressive Growth Fund                   $ 1,478,512               $ 91,005          $ 1,387,507
ABN AMRO/Veredus SciTech Fund*                              $   8,668               $ 40,452                   $0
ABN AMRO/Montag & Caldwell Balanced Fund                  $ 2,441,000                     $0          $ 2,441,000
ABN AMRO/Chicago Capital Balanced Fund                    $ 2,139,983                     $0          $ 2,139,983
ABN AMRO/Chicago Capital Bond Fund                         $  773,197               $267,750          $   505,447
ABN AMRO/Chicago Capital Municipal Bond Fund               $  100,946               $179,242                   $0
 ................................................... ....................... ...................... ....................

 ................................................... ...................... ...................... ....................
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
FUND                                                  EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
----                                                 -------------------    -------------------    -----------------
ABN AMRO/Chicago Capital Money Market Fund                $ 1,573,389                     $0          $ 1,573,389
 ................................................... ...................... ...................... ....................
*    ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.


FISCAL YEAR ENDED OCTOBER 31, 1999
 .................................................... ..................... ...................... ....................
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
ABN AMRO/Montag & Caldwell Growth Fund                 $   16,451,953        $           0          $  16,451,953
ABN AMRO/Chicago Capital Growth Fund                   $    3,230,163        $           0          $   3,230,163
ABN AMRO/Talon Mid Cap Fund                            $      164,312        $      40,814          $     123,498
ABN AMRO/Chicago Capital Small Cap Value Fund          $      358,830        $      52,755          $     306,075
ABN AMRO/Veredus Aggressive Growth Fund                $      312,271        $      52,934          $     259,337
ABN AMRO/Montag & Caldwell Balanced Fund               $    1,585,840        $           0          $   1,585,840
ABN AMRO/Chicago Capital Balanced Fund                 $    1,861,258        $           0          $   1,861,258
ABN AMRO/Chicago Capital Bond Fund                     $      840,813        $     199,795          $     641,018
ABN AMRO/Chicago Capital Municipal Bond Fund           $       95,352        $     174,679          $           0
ABN AMRO/Chicago Capital Money Market Fund             $    1,215,190        $           0          $   1,215,190
 .................................................... ..................... ...................... ....................
*    ABN AMRO/Chicago Capital Small Cap Value Fund commenced operations on November 10, 1998.
**   ABN AMRO/Veredus Aggressive Growth Fund commenced operations on June 30, 1998.


FISCAL YEAR ENDED OCTOBER 31, 1998
 ................................................... ...................... ...................... ....................
                                                     GROSS ADVISORY FEES      WAIVED FEES AND     NET ADVISORY FEES
                       FUND                          EARNED BY ADVISERS     REIMBURSED EXPENSES   AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
ABN AMRO/Montag & Caldwell Growth Fund                $    9,438,160         $         0            $   9,438,160
ABN AMRO/Chicago Capital Growth Fund                  $    2,312,832         $         0            $   2,312,832
ABN AMRO/Talon Mid Cap Fund                           $      224,933         $    43,706            $     181,227
ABN AMRO/Montag & Caldwell Balanced Fund              $      971,351         $         0            $     971,351
ABN AMRO/Chicago Capital Balanced Fund                $    1,453,465         $         0            $   1,453,465
ABN AMRO/Chicago Capital Bond Fund                    $      740,845         $   217,546            $     523,299
ABN AMRO/Chicago Capital Municipal Bond Fund          $       78,556         $     138,689          $           0
ABN AMRO/Chicago Capital Money Market Fund            $    1,026,684         $     24,492*          $   1,002,192
 ................................................... ...................... ...................... ....................
*    As of February 27, 1998, the Investment Adviser of ABN AMRO/Chicago Capital Money Market Fund no longer waived fees or reimbursed expenses.

     Blairlogie Capital Management ("Blairlogie") is the Investment Adviser for Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund. Blairlogie is an indirect subsidary of ABN AMRO North America Newco, Inc. which is a subsidiary of ABN AMRO Holding N.V. Blairlogie is located at 125 Princes Street, Edinburgh EH2 4AD, Scotland. Blairlogie has entered into an Expense Limitation Agreement with the Trust, effective January 1, 2001, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.35% and 1.60% of net assets for Class N shares, respectively, and 1.10% and 1.35% of net assets for Class I shares, respectively, for a period of one year.

FISCAL YEAR ENDED OCTOBER 31, 2000
 .................................................... ..................... ....................... ...................
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
Blairlogie International Developed Fund***               $   654,332           $     61,420            $   592,912
Blairlogie Emerging Markets Fund***                      $   157,847           $     69,709            $  88,138
 .................................................... ..................... ....................... ...................

SIX MONTHS ENDED OCTOBER 31, 1999
 .................................................... ..................... ....................... ...................
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
Blairlogie International Developed Fund***               $   439,792           $     29,647            $   410,145
Blairlogie Emerging Markets Fund***                      $     78,010          $     43,536            $     34,474
 .................................................... ..................... ....................... ...................

TEN MONTHS ENDED APRIL 30, 1999
 .................................................... ..................... ....................... ...................
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
Blairlogie International Developed Fund***               $ 611,052                  $ 0                $ 611,052
Blairlogie Emerging Markets Fund***                      $ 151,716                  $ 0                $ 151,716
 .................................................... ..................... ....................... ...................

YEAR ENDED JUNE 30, 1998
 .................................................... ..................... ....................... ...................
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
Blairlogie International Developed Fund***               $ 653,050                  $ 0                $ 653,050
Blairlogie Emerging Markets Fund***                      $ 349,026                  $ 0                $ 349,026
 .................................................... ..................... ....................... ...................

*** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund commenced operations on June 8, 1993 and June 1, 1993, respectively, as separate portfolios of PIMCO Funds. These Funds were reorganized as new portfolios of ABN AMRO Funds on April 30, 1999.

     Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

     Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Trust's disinterested trustees, (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the Trust's Custodians, Administrator, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings, (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.

     Prior to February 1, 2001, Alleghany Corporation was the parent company of Alleghany Asset Management, Inc., which was the parent company of the Trust's Advisers. On October 18, 2000 ABN AMRO Bank N.V. and Alleghany Corporation announced that ABN AMRO had agreed to acquire Alleghany Asset Management, Inc., the parent company to the Trust's Advisers. The transaction closed on February 1, 2001.

     ABN AMRO is a wholly owned subsidiary of ABN AMRO Bank N.V. ("ABN AMRO BANK"). While ABN AMRO Bank was formed in September 1994 following the merger of Algemene Bank Nederland N.V. and Amsterdam-Rotterdam Bank N.V., the two largest banks of the Netherlands, its history dates back to 1824 when King William I founded the Dutch Trading Society. As of July 2000, ABN AMRO Bank is the 13th largest financial institution in the world with assets of more that EUR457.9 billion and ranks 6th among European banks in terms of total assets. Headquartered in Amsterdam, ABN AMRO Bank is located in more than 70 countries and territories across the globe with about 108,000 employees worldwide. ABN AMRO Bank is wholly owned by ABN AMRO Holding N.V. ("Holding"), a publicly listed company. Stichting Administratiekantoor ABN AMRO Holding ("Stichting") holds and administers 99.9% of the preference shares of Holding. Stichting is a non-membership organization (i.e., an entity without shareholders or other members that is similar to a trust or foundation) with a self-appointing managing board organized under the laws of the Netherlands. Pursuant to the Articles of Association of Holding, the hold of the one priority share of Holding, Stichting Prioriteit ABN AMRO Holding, a non-membership organization with a self-appointing managing board organized under the laws of the Netherlands, determines the members of the managing board and supervisory board of Holding.

     The transaction constituted an assignment of the Funds' investment advisory agreements and sub-investment advisory agreements, which were approved by the Board of Trustees on November 21, 2000. The shareholders of the Trust approved the transaction at a meeting of shareholders held on January 17, 2001.

THE SUB-ADVISERS

     Talon Asset Management, Inc. ("Talon") provides sub-investment advisory services for ABN AMRO/ Talon Mid Cap Fund pursuant to a Sub-Advisory Agreement. Talon is located at One North Franklin, Chicago, IL 60601. For the services it provides, Talon receives a fee from Chicago Capital Management (previously from Chicago Trust) equal to 68.75% of the advisory fee of 0.80% on average daily net assets greater than $18 million. Talon receives no fee on average daily net assets less than $18 million. For the past three fiscal years, Talon received the following fees:

              ..................... ....................
              YEAR ENDED 10/31      FEE RECEIVED
              ..................... ....................
              1998                  $  124,593
              ..................... ....................
              1999                  $    79,437
              ..................... ....................
              2000                  $    87,936
              ..................... ....................

     Prior to May 15, 2001, Chicago Capital Management, Inc. ("Chicago Capital Management") provided sub-investment advisory services to those Funds advised by Chicago Trust (with the exception of ABN AMRO/Talon Mid Cap Fund) pursuant to sub-advisory agreements entered into on July 1, 2000. For the services it provided, Chicago Capital Management received a fee from Chicago Trust for each Fund. The annual rate of the fee and the fee paid for the fiscal year ended October 31, 2000 are set forth below.

 ................................................. ........... ............
FUND                                                  FEE          FEE
 ................................................. ........... ............
ABN AMRO/Chicago Capital Growth Fund                 0.22%       $418,435
 ................................................. ........... ............
ABN AMRO/Chicago Capital Small Cap Value Fund        0.30%       $ 48,175
 ................................................. ........... ............
ABN AMRO/Chicago Capital Balanced Fund               0.18%       $189,155
 ................................................. ........... ............
ABN AMRO/Chicago Capital Bond Fund                   0.12%       $ 59,603
 ................................................. ........... ............
ABN AMRO/Chicago Capital Municipal Bond Fund          N/A             N/A
 ................................................. ........... ............
ABN AMRO/Chicago Capital Money Market Fund           0.11%       $138,264
 ................................................. ........... ............

THE ADMINISTRATOR

     As Administrator, ABN AMRO Fund Services, Inc. ("AAFS"), formerly known as Alleghany Investment Services, 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAFS pursuant to a Sub-Administration and Accounting Services Agreement.

     Under the Administration Agreement, the Administrator is responsible for:
(1) coordinating with the Custodians and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the Officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodians to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES
     -------------------

       PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
       ----------            ------------------------------------

         0.06%                         Up to $2 billion
         0.05%        At least $2 billion but not more than $12.5 billion
         0.045%                       Over $12.5 billion

     CUSTODY LIAISON FEES
     --------------------

          FEE                AVERAGE DAILY NET ASSETS (EACH FUND)
          ---                ------------------------------------

        $10,000                       Up to $100 million
        $15,000      At least $100 million but not more than $500 million
        $20,000                       Over $500 million


     The following are the total fees paid to the Administrator by each Fund for the three most recent fiscal years:

 ................................................ ....................................................................
                                                                         ADMINISTRATIVE FEES
                                                                         -------------------

FUND                                             FYE OCTOBER 31, 2000   FYE OCTOBER 31, 1999   FYE OCTOBER 31, 1998
-----                                            --------------------   --------------------   --------------------
ABN AMRO/Montag & Caldwell Growth Fund                 $ 1,672,936             $1,357,663            $ 741,210
ABN AMRO/Chicago Capital Growth Fund                    $  297,648             $   254,852           $ 191,695
ABN AMRO/Talon Mid Cap Fund                              $  13,738             $     13,011          $  18,106
ABN AMRO/Chicago Capital Small Cap Value Fund*           $  27,513             $     22,122             n/a
ABN AMRO/Veredus Aggressive Growth Fund*                 $  82,947             $     18,568             n/a
ABN AMRO/Veredus SciTech Fund*                            $    860               n/a                    n/a
ABN AMRO/Montag & Caldwell Balanced Fund                $  183,095             $   122,384           $  80,312
ABN AMRO/Chicago Capital Balanced Fund                  $  178,014             $   157,773           $ 131,063
ABN AMRO/Chicago Capital Bond Fund                       $  85,456             $     93,681          $  87,388
ABN AMRO/Chicago Capital Municipal Bond Fund             $  15,895             $    15,839           $  12,164
ABN AMRO/Chicago Capital  Money Market Fund             $  213,556             $  167,945            $ 148,930
 ................................................ ...................... ...................... ......................

* ABN AMRO/Chicago Capital Small Cap Value Fund commenced operations on November 10, 1998. ABN AMRO/Veredus Aggressive Growth Fund commenced operations on June 30, 1998. ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

 ............................................... ................. ..................... ................... ...............
                                                                           ADMINISTRATIVE FEES
                                                                           -------------------

FUND**                                              YEAR ENDED       SIX MONTHS ENDED    TEN MONTHS ENDED      YEAR ENDED
                                                OCTOBER 31, 2000     OCTOBER 31, 1999     APRIL 30, 1999      JUNE 30, 1998
                                                ----------------     ----------------    ----------------     -------------
Blairlogie International Developed Fund              $70,445              $40,755            $522,631           $555,314
Blairlogie Emerging Markets Fund                     $36,774              $17,137            $ 91,107           $208,654
 ............................................... ................. ..................... ................... ...............

** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund commenced operations on June 8, 1993 and June 1, 1993, respectively, as separate portfolios of PIMCO Funds. These Funds were reorganized as new portfolios of ABN AMRO Funds on April 30, 1999.


THE SUB-ADMINISTRATOR

     PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAFS pursuant to a Sub-Administration and Accounting Services Agreement. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

     As Sub-Administrator PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator.

     As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

     SUB-ADMINISTRATION FEES

       PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
       ----------            ------------------------------------

         0.045%                        Up to $2 billion
          .04%         At least $2 billion but not more than $3 billion
          .03%         At least $3 billion but not more than $8 billion
         0.025%        At least $8 billion but not more than $12 billion
         0.02%                         Over $12 billion

     The Sub-Administrator also receives custody liaison fees in the amount of $10,000 per portfolio per year.

THE DISTRIBUTOR

     ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001. Prior to this, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares. Effective January 2, 2001, PFPC Distributors, Inc., an affiliate of the Sub-Administrator and Transfer Agent, acquired Provident Distributors, Inc. and continues to be located at the above address.

     The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least sixty days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the

1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

     The Board of Trustees of the Trust has adopted an amended and restated Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of each Fund, with the exception of ABN AMRO/Chicago Capital Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

     Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

     To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan.

     Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended October 31, 2000, are set forth below.

 ................................................... .................................................................
                                                                          12B-1 PLAN EXPENSES

                                                                  DISTRIBUTION    COMPENSATION TO   COMPENSATION TO
              FUND - CLASS N SHARES                   PRINTING       SERVICES      BROKER DEALERS   SALES PERSONNEL
              ---------------------                   --------       --------      --------------   ---------------
ABN AMRO/Montag & Caldwell Growth Fund                $  41,386     $ 128,046       $ 2,751,445       $ 252,817
ABN AMRO/Chicago Capital Growth Fund                  $  17,238     $  47,656       $   458,818       $ 107,144
ABN AMRO/Talon Mid Cap Fund                           $     585     $   3,402       $    12,213       $   3,973
ABN AMRO/Chicago Capital Small Cap Value Fund         $   1,462     $   4,977       $    33,970       $   5,837
ABN AMRO/Veredus Aggressive Growth Fund               $   4,360     $  10,110       $   137,652       $  46,603
ABN AMRO/Veredus SciTech Fund*                        $       0     $      32       $        30       $     130
Blairlogie International Developed Fund               $     214     $     628       $     8,397       $     852
Blairlogie Emerging Markets Fund                      $      65     $     184       $     1,372       $     432
ABN AMRO/Montag & Caldwell Balanced Fund              $   4,711     $  14,078       $   231,861       $  38,976
ABN AMRO/Chicago Capital Balanced Fund                $   9,625     $  37,124       $   216,114       $  50,581
ABN AMRO/Chicago Capital Bond Fund                    $   4,400     $  17,623       $   140,460       $  22,701
ABN AMRO/Chicago Capital Municipal Bond Fund          $     434     $   2,997       $       401       $     603


              FUND - CLASS N SHARES                        MARKETING          SERVICE PROVIDERS           TOTAL
              ---------------------                        --------           -----------------           -----
ABN AMRO/Montag & Caldwell Growth Fund                     $  720,953             $  37,291            $ 3,931,938
ABN AMRO/Chicago Capital Growth Fund                       $  523,355             $ 104,210            $ 12,58,421
ABN AMRO/Talon Mid Cap Fund                                $   46,656             $     483            $    67,312
ABN AMRO/Chicago Capital Small Cap Value Fund              $   54,426             $   8,815            $   109,487
ABN AMRO/Veredus Aggressive Growth Fund                    $  125,361             $   7,906            $   331,992
ABN AMRO/Veredus SciTech Fund*                             $    1,085             $       0            $     1,277
Blairlogie International Developed Fund                    $    5,665             $     249            $    16,005
Blairlogie Emerging Markets Fund                           $    3,121             $      22            $     5,196
ABN AMRO/Montag & Caldwell Balanced Fund                   $  103,458             $  16,431            $   409,515
ABN AMRO/Chicago Capital Balanced Fund                     $  344,183             $  78,358            $   735,985
ABN AMRO/Chicago Capital Bond Fund                         $  155,255             $  25,479            $   365,918
ABN AMRO/Chicago Capital Municipal Bond Fund               $   20,119             $       0            $    24,554
 ................................................... ....................... ..................... ...................

*    ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

CUSTODIANS


     Deutsche Bank/Bankers Trust Company ("Deutsche Bank"), 130 Liberty Street, New York, New York 10006 serves as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Growth Leaders Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund.


     State Street Bank and Trust Company ("State Street"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 serves as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for Blairlogie Emerging Markets Fund and Blairlogie International Developed Fund.

     Under such Agreements, Deutsche Bank and State Street each: (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND AUDITORS

     Vedder, Price, Kaufman & Kammholz, with offices at 222 North LaSalle Street, Chicago, IL 60601, serve as counsel to the Trust.


     ___________________________________ are the Trust's independent auditors.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Investment Advisers or Sub-Adviser is responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Advisers or Sub-Adviser will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Trust attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if Chicago Capital Management, Montag & Caldwell, Veredus, Blairlogie, TAMRO or Talon, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

     The Investment Advisers or Sub-Adviser effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisers or Sub-Adviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisers or Sub-Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisers or Sub-Adviser, however, the results of such procedures will generally be in the best interest of each of the clients.

     Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below.

                                                                        BROKERAGE COMMISSIONS
                                                                        ---------------------
                     FUND                         FYE OCTOBER 31, 2000   FYE OCTOBER 31, 1999   FYE OCTOBER 31, 1998
                     ----                         --------------------   --------------------   --------------------
ABN AMRO/Montag & Caldwell Growth Fund                 $ 3,003,964             $ 1,716,450          $ 1,379,506
ABN AMRO/Chicago Capital Growth Fund                   $   141,627             $   256,176          $   243,509
ABN AMRO/Talon Mid Cap Fund                            $   112,852             $    94,685          $    69,511
ABN AMRO/Chicago Capital Small Cap Value Fund*         $   416,369             $   285,009               n/a
ABN AMRO/Veredus Aggressive Growth Fund*               $   371,995             $    52,394               n/a
ABN AMRO/Veredus SciTech Fund*                         $     1,066                  n/a                  n/a
ABN AMRO/Montag & Caldwell Balanced Fund               $   257,298             $   103,697          $   102,195
ABN AMRO/Chicago Capital Balanced Fund                 $    57,711             $    80,255          $    86,435
ABN AMRO/Chicago Capital Bond Fund                        n/a                       n/a                  n/a
ABN AMRO/Chicago Capital Municipal Bond Fund              n/a                       n/a                  n/a
ABN AMRO/Chicago Capital Money Market Fund                n/a                       n/a                  n/a

* ABN AMRO/Chicago Capital Small Cap Value Fund commenced operations on November 10, 1998. ABN AMRO/Veredus Aggressive Growth Fund commenced operations on June 30, 1998. ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.


                                                                       BROKERAGE COMMISSIONS
                                                                       ---------------------
                   FUND**                        YEAR ENDED      SIX MONTHS ENDED   TEN MONTHS ENDED     YEAR ENDED
                                               OCTOBER 31, 2000  OCTOBER 31, 1999    APRIL 30, 1999     JUNE 30, 1998
                                               ----------------  ----------------    --------------     -------------
Blairlogie International Developed Fund             $ 313,507       $ 206,859           $ 261,870         $ 326,193
Blairlogie Emerging Markets Fund                    $   57,357      $  62,783           $  92,726         $ 238,241

** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund joined ABN AMRO Funds on April 30, 1999.

PORTFOLIO TURNOVER


     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Growth Leaders Fund,
ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.


     The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in the Prospectus.

                              DESCRIPTION OF SHARES

The table below summarizes that class(es) of shares that each Fund offers.


 .......................................................... ........... ........... ........... ........... ...........
FUND                                                        CLASS N     CLASS I     CLASS S     CLASS Y     CLASS YS
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Montag & Caldwell Growth Fund                         o
 .......................................................... ........... ........... ........... ........... ...........
Montag & Caldwell Growth Fund                                              o
 .......................................................... ........... ........... ........... ........... ...........
Montag & Caldwell Balanced Fund                                            o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Chicago Capital Growth Fund                           o           o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/TAMRO Large Cap Value Fund                            o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMROTalon Mid Cap Fund                                     o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Veredus Aggressive Growth Fund                        o           o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Veredus Growth Leaders Fund                     o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Chicago Capital Small Cap Value Fund                  o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/TAMRO Small Cap Fund                                  o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Veredus SciTech Fund                                  o
 .......................................................... ........... ........... ........... ........... ...........
Blairlogie International Developed Fund                        o           o
 .......................................................... ........... ........... ........... ........... ...........
Blairlogie Emerging Markets Fund                               o           o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Montag & Caldwell Balanced Fund                       o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Chicago Capital Balanced Fund (1)                     o           o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Chicago Capital Bond Fund                             o           o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Chicago Capital Municipal Bond Fund                   o
 .......................................................... ........... ........... ........... ........... ...........
ABN AMRO/Chicago Capital Money Market Fund                     o
 .......................................................... ........... ........... ........... ........... ...........

(1) As of September 27, 2001, sales of shares of ABN AMRO/Chicago Capital Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.


     The Trust offers Class S, Class Y and Class YS shares not described in this document. Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there is only one class of shares issued by each Fund of the Trust, except for Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and ABN AMRO/Chicago Capital Bond Fund. These Funds offers two classes of shares: Class N shares and Class I shares. Since each class has different expenses (e.g., Class I shares do not pay a distribution plan fee), performance will vary and it is anticipated that the Class N dividends will be lower than the Class I dividends. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares of Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund and ABN AMRO/Chicago Capital Bond Fund have no rights with respect to that Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENTS


                                                           MINIMUM INITIAL
CLASS N SHARES                                               INVESTMENT
--------------                                             ---------------

ABN AMRO/Montag & Caldwell Growth Fund                        $2,500
ABN AMRO/Montag & Caldwell Balanced Fund                      $2,500
ABN AMRO/Chicago Capital Growth Fund                          $2,500
ABN AMRO/Talon Mid Cap Fund                                   $2,500
ABN AMRO/Chicago Capital Small Cap Value Fund                 $2,500
ABN AMRO/Chicago Capital Balanced Fund                        $2,500
ABN AMRO/Chicago Capital Bond Fund                            $2,500
ABN AMRO/Chicago Capital Municipal Bond Fund                  $2,500
ABN AMRO/Chicago Capital Money Market Fund                    $2,500
ABN AMRO/Veredus Aggressive Growth Fund                       $2,500
ABN AMRO/Veredus Growth Leaders Fund                          $2,500
ABN AMRO/Veredus SciTech  Fund                                $2,500
ABN AMRO/TAMRO Large Cap Value Fund                           $2,500

                                                            MINIMUM INITIAL
CLASS N SHARES                                                INVESTMENT
--------------                                              ---------------

ABN AMRO/TAMRO Small Cap  Fund                                  $2,500
Blairlogie Emerging Markets Fund                                $2,500
Blairlogie International Developed Fund                         $2,500


                                                            MINIMUM INITIAL
CLASS I SHARES                                                INVESTMENT
--------------                                              ---------------

Montag & Caldwell Growth Fund                                 $5 million
Montag & Caldwell Balanced Fund                               $1 million
ABN AMRO/Chicago Capital Bond Fund                            $2 million
Blairlogie Emerging Markets  Fund                             $1 million
Blairlogie International Developed Fund                       $1 million
ABN AMRO/Chicago Capital Growth Fund                          $5 million
ABN AMRO/Veredus Aggressive Growth Fund                       $2 million


     For Class N shares, there is a $50 minimum subsequent investment. For Class I shares, there is no minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

VOTING RIGHTS

     Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N and Class S shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

     The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

     Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers", costs of obtaining quotations of portfolio securities and pricing of Fund shares.

     Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, SEC registration fees and state "blue sky" fees incurred by a specific class, litigation or other legal expenses relating to a specific class, expenses incurred as a result of issues relating to a specific class and different transfer agency fees attributable to a specific class.

     Notwithstanding the foregoing, the Investment Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.


                                 NET ASSET VALUE

     The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     The securities held in the portfolio of ABN AMRO/Chicago Capital Money Market Fund, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and approved in good faith by the Board of Trustees.

                                    DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

     Dividends paid by Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, Montag & Caldwell Balanced Fund, Blairlogie Emerging Markets Fund, Blairlogie International Developed Fund and ABN AMRO/Chicago Capital Bond Fund with respect to Class I shares are calculated in the same manner and at the same time as those of Class N shares. Both Class N and Class I shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses.

                                      TAXES

     Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

     To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

     When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however that those shares have been held for at least 45 days.

     The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

PASSIVE FOREIGN INVESTMENT COMPANIES

     Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

     In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

     Income received by Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce of eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

     Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

     The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

GENERAL

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

     From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATIONS

     Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

     The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                            1
                                           ---
Average Annual Total Return =       (ERV)   n   - 1
                                     ---
                                      P

Where:  ERV  =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period
         P   =  hypothetical initial payment of $1,000
         n   =  period covered by the computation, expressed in terms of years
         T   =  average annual total return

     The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    - 1
                                    ---
                                     P

Where:  ERV  =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period
         P   =  hypothetical initial payment of $1,000

     The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

     Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

     The average annual total returns for the Funds that quote such performance were as follows for the periods shown:

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                                                                FROM FUND
                                                                    ONE YEAR     FIVE YEARS     INCEPTION
                                                       INCEPTION      ENDED        ENDED         THROUGH
                       SERIES                             DATE      10/31/00      10/31/00       10/31/00
                       ------                             ----      --------      --------       --------
ABN AMRO/Montag & Caldwell Growth Fund - Class N         11/2/94     (0.96)%       21.30%          23.02%
Montag & Caldwell Growth Fund - Class I                  6/28/96     (0.70)%          ---          20.48%
ABN AMRO/Chicago Capital Growth Fund - Class N          12/13/93      19.62%       24.95%          22.25%
ABN AMRO/Chicago Capital Growth Fund - Class I           7/31/00         N/A          ---             ---
ABN AMRO/ Mid Cap Talon Fund                             9/19/94      39.07%       16.54%          17.06%
ABN AMRO/Chicago Capital Small Cap Value Fund           11/10/98      18.88%          ---           4.60%
ABN AMRO/Veredus Aggressive Growth Fund - Class N        6/30/98      53.35%          ---          49.27%
Blairlogie International Developed Fund - Class N       11/30/94     (6.58)%        7.18%           7.69%
Blairlogie International Developed Fund - Class I         6/8/93     (6.28)%        7.50%           8.17%
Blairlogie Emerging Markets Fund - Class N              10/20/94     (8.25)%       2.28)%         (7.66)%
Blairlogie Emerging Markets Fund - Class I                6/1/93     (8.18)%       2.50)%           1.32%
ABN AMRO/Montag & Caldwell Balanced Fund - Class N       11/2/94       2.05%       15.53%          16.88%
Montag & Caldwell Balanced Fund - Class I               12/31/98       2.31%          ---           5.05%
ABN AMRO/Chicago Capital Balanced Fund                   9/21/95      14.82%       17.57%          17.40%
ABN AMRO/Chicago Capital Bond Fund - Class N            12/13/93       6.98%        6.02%           5.96%
ABN AMRO/Chicago Capital Bond Fund - Class I             7/31/00         N/A          ---             ---
ABN AMRO/Chicago Capital Municipal Bond Fund            12/13/93       7.30%        4.03%           3.96%

N/A - The Class of the Fund did not have a full year of performance information as of October 31, 2000.

YIELD AND TAX-EQUIVALENT YIELD

     Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Yield for ABN AMRO/Chicago Capital Money Market Fund over a seven-day period is called current yield. For ABN AMRO/Chicago Capital Bond Fund
- Class N and Class I and ABN AMRO/Chicago Capital Municipal Bond Fund, yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result.

YIELD OF ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND

     The yield of this Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

     The yield and effective yield of ABN AMRO/Chicago Capital Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended April 30, 2001, ABN AMRO/Chicago Capital Money Market Fund had a yield of 4.39% and an effective yield of 4.49%.

YIELDS OF ABN AMRO/CHICAGO CAPITAL BOND FUND - CLASS N AND CLASS I AND ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND

     The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

     This calculation can be expressed as follows:

     YIELD = 2 [(a - b + 1) 6 - 1]
                 -----
                  cd

Where:    a  =   dividends and interest earned during the period
          b  =   expenses accrued for the period (net of reimbursements)
          c  =   the average daily number of shares outstanding during the
                 period that were entitled to receive dividends
          d  =   maximum offering price per share on the last day of the period

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

     Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

     Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

     For the 30-day period ended April 30, 2001, ABN AMRO/Chicago Capital Bond Fund - Class N and Class I had a yield of 5.82% and 6.08%, respectively.

     For the 30-day period ended April 30, 2001, ABN AMRO/Chicago Capital Municipal Bond Fund had a yield of 4.62%.

TAX-EQUIVALENT YIELD OF ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND

     The "tax-equivalent yield" of ABN AMRO/Chicago Capital Municipal Bond Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

     The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from ABN AMRO/Chicago Capital Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment - tax free or taxable - will result in a higher after-tax yield. To do this, divided the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield / (1.00 - 0.36 Tax Rate) = 5%/0.64 = 7.81% Tax Equivalent
Yield

     In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

     For the 30-day period ended April 30, 2001, ABN AMRO/Chicago Capital Municipal Bond Fund had a tax-equivalent yield of 7.22% based on the tax-free yield of 4.62% shown above, and assuming a shareholder is at the 36% Federal income tax rate.


                              FINANCIAL STATEMENTS

     The Funds' audited Financial Statements for the fiscal year ended October 31, 2000 (except for ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus Growth Leaders Fund, which did not commence operations during the period), including the report of _____________, independent accountants, are incorporated by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission on January 5, 2001. The Funds' unaudited Financial Statements for the period ended April 30, 2001 (except for ABN AMRO/Veredus Growth Leaders Fund, which did not commence operations during the period) are incorporated by reference to the Trust's Semi-Annual Report as filed with the Securities and Exchange Commission on June 28, 2001. The Trust's Annual and Semi-Annual Reports are available upon request and without charge.


                                OTHER INFORMATION

     The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by S&P for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

     A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

   (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(b) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

(c)      Not applicable.

(d)(1) Investment Advisory Agreements for Alleghany/Chicago Trust Balanced, Alleghany/Chicago Trust Growth & Income, Alleghany/Chicago Trust Small Cap Value, Alleghany/Chicago Trust Talon Fund, Alleghany/Montag & Caldwell Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap, Alleghany/Veredus SciTech, Alleghany/Blairlogie International Developed, Alleghany/Blairlogie Emerging Markets, Alleghany/Chicago Trust Bond, Alleghany/Chicago Trust Municipal Bond and Alleghany/Chicago Trust Money Market Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.

   (2)   Form of Investment Advisory Agreement between ABN AMRO Asset Management
         (USA) LLC and ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO International Equity, ABN AMRO Asian Tigers, ABN AMRO Latin America Equity, ABN AMRO Real Estate, ABN AMRO Europe Equity Growth, ABN AMRO Treasury Money Market, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Institutional Prime Money Market Funds is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (3) Investment Advisory Agreement for ABN AMRO/Veredus Growth Leaders Fund dated December 28, 2001 will be filed by amendment.

   (4) Sub-Investment Advisory Agreement for ABN AMRO/Chicago Trust Talon Fund between The Chicago Trust Company and Talon Asset Management, Inc. dated February 1, 2001 is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (5) Form of Sub-Investment Advisory Agreement between ABN AMRO Asset Management (USA) LLC and Delaware Management Company is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (6) Form of Sub-Investment Advisory Agreement between ABN AMRO Asset Management (USA) LLC and Mellon Equity Associates, LLP is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(e)(1) Form of Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Form of Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is filed herein as Exhibit (e)(2).

   (3) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(f)      Not applicable.

(g)(1) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated herein by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed on February 27, 1998.

   (2) Amendment No. 2 to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit
         (e) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 3 to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit
         (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (4) Custodian Agreement between Alleghany Funds and Investors Fiduciary Trust Company, dated May 1, 1999, and subsequent assignment and assumption of all rights duties and obligations by State Street Bank and Trust on January 1, 2000, including all amendments, will be filed by amendment.

   (5) Global Custody Agreement between ABN AMRO Funds and The Chase Manhattan Bank, dated August 13, 1998, including all amendments, will be filed by amendment.

(h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (4) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (5) Amendment No. 4 to the Transfer Agency Services Agreement will be filed by amendment.

   (6) Administration Agreement between Alleghany Funds and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

   (7) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (8) Amendment No. 2 to the Administration is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (9) Form of Amendment No. 3 to the Administration Agreement is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (10) Form of Amendment No. 4 to the Administration Agreement is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (11) Amendment No. 5 to the Administration Agreement will be filed by amendment.

   (12) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (13) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (14) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (15) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (16) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement will be filed by amendment.

(i)      Opinion of Vedder, Price Kaufman & Kammholz will be filed by amendment.

(j)      None

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post- Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (3) Form of Schedule A to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is filed herein as Exhibit (m)(3).

   (4) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (5) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(n)(1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2)   Form of Schedule A to 18f-3 Plan is filed herein as Exhibit (n)(2).

(p)(1) Codes of Ethics of Montag & Caldwell, Inc., Talon Asset Management, Inc., Blairlogie Capital Management and Veredus Asset Management LLC are incorporated by reference to Exhibit (p) to the Registration Statement as filed on April 14, 2000.

   (2) Code of Ethics of Alleghany Funds are incorporated by reference to Exhibit (p)(1) to the Registration Statement as filed on December 29, 2000.

   (3) Code of Ethics of TAMRO Capital Partners LLC, Chicago Capital Management and The Chicago Trust Company are incorporated by reference to Exhibit (p)(2) to the Registration Statement as filed on December 29, 2000.

    (4) Code of Ethics of ABN AMRO Funds and ABN AMRO Asset Management (USA) LLP will be filed by amendment.

    (5) Code of Ethics of Delaware Management Company will be filed by amendment.

    (6) Code of Ethics of Mellon Equity Associates, LLP will be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


         None.

ITEM 25. INDEMNIFICATION.

         Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.  CHICAGO CAPITAL MANAGEMENT, INC.

         Chicago Capital Management, Inc. ("Chicago Capital Management") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Chicago Capital Management are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Chicago Capital Management during the past two years is incorporated by reference to Form ADV filed by Chicago Capital Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).

         -------------------------------------------------------------------------------------------------------------
         NAME                         TITLE/                     OTHER BUSINESS
                                      POSITION WITH ADVISER
         -------------------------------------------------------------------------------------------------------------
         Stuart D. Bilton             Chairman                   President and Director, Alleghany Asset Management,
                                                                 Inc.; President and Director, The Chicago Trust
                                                                 Co.; Director of each of the following entities:
                                                                 Montag & Caldwell, Inc., The Chicago Trust Company
                                                                 of California, Chicago Deferred Exchange
                                                                 Corporation, Chicago Deferred Exchange Corporation
                                                                 - CA, Alleghany Investment Services, Inc.;
                                                                 President and Chief Executive Officer, Blairlogie
                                                                 International LLC; Trustee, Alleghany Foundation;
                                                                 Manager, TAMRO Capital Partners LLC
         -------------------------------------------------------------------------------------------------------------
         Seymour A. Newman            Executive Vice President   Executive Vice President and Chief Financial
                                      and Treasurer              Officer, Alleghany Asset Management, Inc.; Senior
                                                                 Vice President and Treasurer, The Chicago Trust
                                                                 Company; Director, Chief Financial Officer and
                                                                 Treasurer, Chicago Deferred Exchange Corporation;
                                                                 Director, Vice President, Chief Financial Officer,
                                                                 Secretary and Treasurer, The Chicago Trust Company
                                                                 of California; Director, Vice President, Chief
                                                                 Financial Officer, Secretary and Treasurer, Chicago
                                                                 Deferred Exchange Corporation - CA; Treasurer and
                                                                 Secretary, Alleghany Investment Services Inc.;
                                                                 Assistant Treasurer, Montag & Caldwell, Inc.;
                                                                 Senior Vice President, Chief Financial Officer and
                                                                 Treasurer, Blairlogie International LLC
         -------------------------------------------------------------------------------------------------------------
         Frederick W. Engimann        Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director
         -------------------------------------------------------------------------------------------------------------
         Bernard F. Myszkowski        Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director
         -------------------------------------------------------------------------------------------------------------
         Carla Straeten Vorhees       Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director
         -------------------------------------------------------------------------------------------------------------

B.  MONTAG & CALDWELL, INC.

         Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

         Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).

         -------------------------------------------------------------------------------------------------------------
         Sandra M. Barker                 Vice President
         -------------------------------------------------------------------------------------------------------------
         Janet B. Bunch                   Vice President
         -------------------------------------------------------------------------------------------------------------
         Debra Bunde Reams                Vice President
         -------------------------------------------------------------------------------------------------------------
         Ronald E. Canakaris              President, Chief Executive Officer, Chief Investment Officer and Director
         -------------------------------------------------------------------------------------------------------------
         Elizabeth C. Chester             Senior Vice President and Secretary
         -------------------------------------------------------------------------------------------------------------
         Tom Cross Brown                  Director
         -------------------------------------------------------------------------------------------------------------
         Jane R. Davenport                Vice President
         -------------------------------------------------------------------------------------------------------------
         James L. Deming                  Vice President
         -------------------------------------------------------------------------------------------------------------
         Helen M. Donahue                 Vice President
         -------------------------------------------------------------------------------------------------------------
         Marcia C. Dubs                   Assistant Vice President
         -------------------------------------------------------------------------------------------------------------
         Katherine E. Ryan                Assistant Vice President
         -------------------------------------------------------------------------------------------------------------
         Brion D. Friedman                Vice President
         -------------------------------------------------------------------------------------------------------------
         Charles Jefferson Hagood         Vice President
         -------------------------------------------------------------------------------------------------------------
         Richard W. Haining               Vice President
         -------------------------------------------------------------------------------------------------------------
         Mark C. Hayes                    Vice President
         -------------------------------------------------------------------------------------------------------------
         Lana M. Jordan                   Vice President and Director of Marketing
         -------------------------------------------------------------------------------------------------------------
         Andrew W. Jung                   Vice President
         -------------------------------------------------------------------------------------------------------------
         Rebecca M. Keister               Vice President
         -------------------------------------------------------------------------------------------------------------
         William E. Long III              Vice President
         -------------------------------------------------------------------------------------------------------------
         Charles E. Markwalter            Vice President
         -------------------------------------------------------------------------------------------------------------
         Grover C. Maxwell III            Vice President
         -------------------------------------------------------------------------------------------------------------
         Michael A. Nadal                 Vice President
         -------------------------------------------------------------------------------------------------------------
         Solon P. Patterson               Chairman of the Board
         -------------------------------------------------------------------------------------------------------------
         Carla T. Phillips                Assistant Vice President
         -------------------------------------------------------------------------------------------------------------
         Brian W. Stahl                   Vice President and Treasurer
         -------------------------------------------------------------------------------------------------------------
         M. Scott Thompson                Vice President
         -------------------------------------------------------------------------------------------------------------
         Debbie J. Thomas                 Assistant Vice President
         -------------------------------------------------------------------------------------------------------------
         David L. Watson                  Vice President
         -------------------------------------------------------------------------------------------------------------
         William A. Vogel                 Senior Vice President
         -------------------------------------------------------------------------------------------------------------
         Homer W. Whitman, Jr.            Senior Vice President
         -------------------------------------------------------------------------------------------------------------
         John S. Whitney, III             Vice President
         -------------------------------------------------------------------------------------------------------------

C.  VEREDUS ASSET MANAGEMENT LLC

         Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

         The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).

         -------------------------------------------------------------------------------------------------------------
         Kenneth C. Anderson                Director
         -------------------------------------------------------------------------------------------------------------
         Stuart D. Bilton                   Director                       President and Director, Alleghany Asset
                                                                           Management, Inc.; Chairman, Chicago
                                                                           Capital Management, Inc.; Director of
                                                                           each of the following entities: Montag &
                                                                           Caldwell, Inc., The Chicago Trust Company
                                                                           of California, Chicago Deferred Exchange
                                                                           Corporation, Chicago Deferred Exchange
                                                                           Corporation - CA, Alleghany Investment
                                                                           Services, Inc.; President and Chief
                                                                           Executive Officer, Blairlogie
                                                                           International LLC; Trustee, Alleghany
                                                                           Foundation; Manager, TAMRO Capital
                                                                           Partners LLC
         -------------------------------------------------------------------------------------------------------------
         James Houlton                      Vice President
         -------------------------------------------------------------------------------------------------------------
         James R. Jenkins                   Director, Vice President and
                                            Chief Operating Officer
         -------------------------------------------------------------------------------------------------------------
         Charles P. McCurdy, Jr.            Director; Executive Vice
                                            President and Portfolio
                                            Manager
         -------------------------------------------------------------------------------------------------------------
         Charles F. Mercer, Jr.             Vice President and Director
                                            of Research
         -------------------------------------------------------------------------------------------------------------
         John S. Poole                      Vice President of Business
                                            Development
         -------------------------------------------------------------------------------------------------------------
         B. Anthony Weber                   Director, President and
                                            Chief Investment Officer
         -------------------------------------------------------------------------------------------------------------

D.  BLAIRLOGIE CAPITAL MANAGEMENT

         Blairlogie Capital Management ("Blairlogie") is a registered investment adviser providing investment management services to the Registrant. Blairlogie is a member of the ABN AMRO group of companies.

         The directors and officers of Blairlogie are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Blairlogie during the past two years is incorporated by reference to Form ADV filed by Blairlogie pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48185).

         -------------------------------------------------------------------------------------------------------------
         Gavin Dobson                       Chief Executive Officer
         -------------------------------------------------------------------------------------------------------------
         James Smith                        Chief Investment Officer
         -------------------------------------------------------------------------------------------------------------

E. TAMRO CAPITAL PARTNERS LLC

         TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc..

         The directors and officers of the Trust's Investment Advisers and Sub-Investment Advisers are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).

         -------------------------------------------------------------------------------------------------------------
         Ronald A. Marsilia                 Chief Executive Officer
         -------------------------------------------------------------------------------------------------------------
         Philip Tasho                       Chief Investment Officer
         -------------------------------------------------------------------------------------------------------------
         Danna Maller Rocque                Director of Marketing
         -------------------------------------------------------------------------------------------------------------

F.  TALON ASSET MANAGEMENT, INC.

         Talon Asset Management, Inc. ("Talon") is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Talon are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Talon during the past two years is incorporated by reference to Form ADV filed by Talon pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-2175).

         ----------------------------------------------------------------------------------
         NAME                         TITLE/
                                      POSITION WITH ADVISER
         ----------------------------------------------------------------------------------
         Terry D. Diamond             Chairman and Director
         ----------------------------------------------------------------------------------
         Sophia A. Erskine            Corporate Secretary & Assistant Portfolio Manager
         ----------------------------------------------------------------------------------
         Barbara L. Rumminger         Treasurer
         ----------------------------------------------------------------------------------
         Alan R. Wilson               President and Director
         ----------------------------------------------------------------------------------

G.    ABN AMRO ASSET MANAGEMENT (USA)

         ABN AMRO Asset Management (USA) LLP is a registered investment adviser providing investment management services to the Registrant. ABN AMRO Asset Management (USA) LLP is a member of the ABN AMRO group of companies.

         The directors and officers of ABN AMRO Asset Management (USA) LLP are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

NAME AND POSITION                   NAME OF                                     CONNECTION WITH
WITH INVESTMENT ADVISOR             OTHER COMPANY                               OTHER COMPANY
-----------------------             -------------                               -------------
Randall C. Hampton                  LaSalle Bank N.A.                           Executive Vice President
Board Member                        ABN AMRO Funds                              President, CEO
                                    ABN AMRO Fund Services, Inc.                Director, President

Robert Quinn                        None
Board Member

Daniel Shannon                      None
Board Member

Stuart Bilton                       ABN AMRO North America Newco                President
President, CEO                      The Chicago Trust Company                   President

Jon T. Ender                        None
Executive Vice President

Frederick Engimann                  Chicago Capital Management, Inc.            President
Senior Managing Director                                                        Managing Director, Fixed
                                                                                Income
                                    The Chicago Trust Company                   Senior Vice President

Carla Straeten Vorhees              Chicago Capital Management, Inc.            Executive Vice President
Senior Managing Director, Marketing                                             Managing Director, Marketing

Gary Anetsberger                    ABN AMRO Funds                              Group Senior Vice President
Group Senior Vice President         ABN AMRO Fund Services, Inc.                Director, Group Senior Vice
President

Paul Becker                         LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President

William Finley                      LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President         Chicago Capital Management, Inc.            Group Senior Vice President

John Anderson                       Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Robert Antognoli                    LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

Patrick Bauer                       None
Senior Vice President

A.Wade Buckles                      None
Senior Vice President

Jac A. Cerney                       None
Senior Vice President

Nancy J. Holland                    None
Senior Vice President

Thomas Marthaler                    Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Kathryn L. Martin                   ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Senior Vice President

George S. McElroy, Jr.              None
Senior Vice President

Thomas F. McGrath                   None
Senior Vice President

Scott Moore                         None
Senior Vice President

Louis Pasquale                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Steven A. Smith                     ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Director, Senior Vice
President

Daniel Strumphler                   None
Senior Vice President

Karen L. Van Cleave                 LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

David Valenti                       LaSalle Bank N.A.                           Senior Vice President
Senior Vice President

Todd Youngberg                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Michael T. Castino                  ABN AMRO Funds                              Vice President
First Vice President                ABN AMRO Fund Services, Inc.                First Vice President


John Erickson                       LaSalle Bank N.A.                           First Vice President
First Vice President

John Finley                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Rebecca Garces                      None
First Vice President

Frank Germack                       Chicago Capital Management, Inc.            First Vice President
First Vice President

Steve Haldi                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Susan Hudson                        None
First Vice President

Kevin Kehres                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Simon Reeves                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Tim Scanlan                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Roger Sullivan                      LaSalle Bank N.A.                           First Vice President
First Vice President

Edward Thommes                      None
First Vice President

Donald Wampach                      LaSalle Bank N.A.                           First Vice President
First Vice President

Larry Babyar                        LaSalle Bank N.A.                           Vice President
Vice President

James J. Baudendistel               LaSalle Bank N.A.                           Vice President
Vice President


Thomas Corr                         LaSalle Bank N.A.                           Vice President
Vice President

Dawn Daggy-Mangerson                Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Craig Dickson                       LaSalle Bank N.A.                           Vice President
Vice President

Martin L. Eisenberg                 ABN AMRO Bank N.V.                          Vice President
Vice President                      ABN AMRO Capital Markets Holding, Inc.      Vice President
                                    ABN AMRO Incorporated                       Vice President
                                    ABN AMRO Mortgage Corp.                     Vice President
                                    Netherlands Trading Society East, Inc.      Vice President
                                    Pine Tree Capital Holdings, Inc.            Vice President
                                    AMRO Securities, Inc.                       Vice President
                                    ABN AMRO North America Finance, Inc.        Vice President
                                    DBI Holdings, Inc.                          Vice President
                                    ABN AMRO North America, Inc.                Senior Vice President
                                    ABN AMRO Resource Management, Inc.          Vice President
                                    Danic Asset Management Corp.                Vice President
                                    National Asset Management                   Vice President
                                    SFH, Inc.                                   Vice President
                                    ABN AMRO Acceptance Corp.                   Vice President
                                    ABN AMRO Credit Corp.                       Vice President
                                    ABN AMRO Investment Services, Inc.          Vice President
                                    ABN AMRO Leasing, Inc.                      Vice President
                                    Cragin Financial Corp.                      Vice President
                                    Cragin Service Corp.                        Vice President
                                    Cumberland & Higgins, Inc.                  Vice President
                                    LaSalle  Bank, F.S.B.                       Vice President
                                    Lease Plan Illinois, Inc.                   Vice President
                                    LaSalle Financial Services, Inc.            Vice President
                                    LaSalle Home Mortgage Corporation           Vice President
                                    LaSalle National Corporation                Vice President
                                    ABN AMRO Capital (USA) Inc.                 Vice President
                                    Lease Plan North America, Inc.              Vice President
                                    ABN AMRO Information Technology             Vice President
                                    Services Company
                                    Lisle Corporation                           Vice President

                                    ABN AMRO Services Company, Inc.             Vice President
                                    LaSalle Bank National Association           Vice President
                                    LaSalle National Bancorp, Inc.              Vice President
                                    Amsterdam Pacific Corporation               Vice President
                                    LaSalle Trade Services Limited              Vice President
                                    CNBC Bancorp, Inc.                          Vice President
                                    ChiCorp. Commodity Finance, Inc.            Vice President
                                    ChiCorp. Commodities, Inc.                  Vice President
                                    Bluestone Private Equity Management, Inc.   Vice President
                                    Columbia Financial Services, Inc.           Vice President
                                    CNBC Development Corporation                Vice President
                                    CNBC Investment Corporation                 Vice President
                                    CNBC Leasing Corporation                    Vice President
                                    Sky Mortgage Company                        Vice President
                                    Sky Finance Company                         Vice President
                                    CNB Property Corporation                    Vice President
                                    Union Realty Mortgage Co., Inc.             Vice President
                                    ABN AMRO Fund Services, Inc.                Vice President
                                    LaSalle Bank N.A.                           Vice President
                                    LaSalle Distributors, Inc.                  Vice President
                                    LaSalle Community Development Corporation   Vice President
                                    Rob-Wal Investment Co.                      Vice President
                                    ENB Realty Co., Inc.                        Vice President
                                    LaSalle Trade Services Corporation          Vice President
                                    LaSalle National Leasing Corporation        Vice President
                                    LaSalle Business Credit, Inc.               Vice President
                                    European American Bank                      Vice President
                                    Cityspire Realty Corp.                      Vice President
                                    EA Debt Corp.                               Vice President
                                    EA Land Corp.                               Vice President
                                    EAB Land Company, Inc.                      Vice President
                                    EAB Mortgage Company, Inc.                  Vice President
                                    EAB Realty Corp.                            Vice President
                                    EAB Realty of Florida, Inc.                 Vice President
                                    EAB Securities, Inc.                        Vice President
                                    Ashland Properties, Inc.                    Vice President
                                    Discount Brokers International, Inc.        Vice President
                                    Kany Long Island City Corp.                 Vice President
                                    Cragin Service Development Corp.            Vice President
                                    Wasco Funding Corp.                         Vice President
                                    Island Abodes Corp.                         Vice President
                                    Lyric Holdings, Inc.                        Vice President
                                    EAB Credit Corp.                            Vice President
                                    ORE Realty Inc.                             Vice President
                                    Texas Holdings, Inc.                        Vice President
                                    Twelve Polo Realty Inc.                     Vice President
                                    Vail at North Salem Inc.                    Vice President
                                    81 Lee Avenue Corp.                         Vice President
                                    169 East Flagler Corp.                      Vice President
                                    EAB Plaza, Inc.                             Vice President
                                    117 Seaman Realty, Inc.                     Vice President
                                    Garden City Marble Corp.                    Vice President
                                    Huntington Bay Development Corp.            Vice President
                                    Plaza Homes Inc. (Metrofund)                Vice President
                                    LSR Realty Inc.                             Vice President
                                    Beckman Hospitality Corp.                   Vice President
                                    Colony at Sayerville, Corp.                 Vice President
                                    Corners Estates at Hauppauge Inc.           Vice President
                                    Corona 114 Apartments Inc.                  Vice President

                                    Country Knolls at Manorville Inc.           Vice President
                                    Cove Townhouses at Southold Inc.            Vice President
                                    Crystal Domiciles Inc.                      Vice President
                                    Eastern Shores at Northampton Corp.         Vice President
                                    Forestwood at North Hills Inc.              Vice President
                                    Garden State Convention Center at Somerest
                                     County, Inc.                               Vice President
                                    Half Acre on 347 at Nesoonset Inc.          Vice President
                                    Horse Race Lane at Nissequogue Inc.         Vice President
                                    Jericho 969 Turnpike Inc.                   Vice President
                                    Fairfield Avenue Corp.                      Vice President
                                    Amsterdam Development Corp.                 Vice President
                                    Brownstone Apts. Inc.                       Vice President
                                    Central Cedarhurst Corp.                    Vice President
                                    GSC Land Corp.                              Vice President
                                    East 91st Street Development Corp.          Vice President
                                    East 92nd Street Development Corp.          Vice President
                                    LLPA Corporation                            Vice President
                                    Lake Front Land Corp.                       Vice President
                                    Lattingtown Mansion, Inc.                   Vice President
                                    Lowell Acquisition Corp.                    Vice President
                                    Ludlow Development Corp.                    Vice President
                                    Maspeth 56-25 58th Street Corp.             Vice President
                                    Metro Case Corp.                            Vice President
                                    Montauk Hospitality Corp.                   Vice President
                                    Montauk YC Corp.                            Vice President
                                    Moreland Hauppauge Corp.                    Vice President
                                    North Hills Links Corp.                     Vice President
                                    Plaza Boulevard Equities Corp.              Vice President
                                    Plaza Boulevard Properties Corp.            Vice President
                                    Plaza Uniondale Properties, Inc.            Vice President
                                    Remington Ronkonkoma Corp.                  Vice President
                                    Rendezvous Realty Corp.                     Vice President
                                    S E at Commack Inc.                         Vice President
                                    S E at Commack II Inc.                      Vice President
                                    S E at Commack III Inc.                     Vice President
                                    S E at Commack IV Inc.                      Vice President
                                    Scholar Estates at Commack Inc.             Vice President
                                    Seaman Shares at Inwood Corp.               Vice President
                                    Showcase Estates at Dix Hills Inc.          Vice President
                                    Southampton Settlers Corporation            Vice President
                                    Southeast Ridgefield Land Corp.             Vice President
                                    Steinway 18-50 Astoria Corp.                Vice President
                                    Sterling DTVA Corp.                         Vice President
                                    T E at Dix Hills Inc.                       Vice President
                                    T E at Dix Hills II Inc.                    Vice President
                                    T E at Dix Hills III Inc.                   Vice President
                                    Thornwood Estates at Dix Hills Inc.         Vice President
                                    W.M. Seaman at Inwood Corp.                 Vice President
                                    Welcome Center at Manorville Inc.           Vice President
                                    West End 700 Inc.                           Vice President
                                    Westminster Downs at Dix Hills, Inc.        Vice President
                                    Westwood Hills at Middletown, Inc.          Vice President
                                    Ziegfeld Villas Corp.                       Vice President
                                    41 East Sunrise Highway Corporation         Vice President
                                    55 Commerce, Inc.                           Vice President
                                     (Sold to EMI 1/20/92)
                                    Seventh Street Development Corp.            Vice President
                                    Fourteenth Street Development Corp.         Vice President

                                    West 51st Street Development Corp.          Vice President
                                    West 73rd Street Development Corp.          Vice President
                                    Lemark Land in Setauket, Inc.               Vice President
                                    Ludlow Street Development Corp.             Vice President
                                    Milestone Square Corp.                      Vice President
                                    Oceanside 35-05 Hampton Road Inc.           Vice President
                                    Oceanside 35-39 Hampton Road Inc.           Vice President
                                    Sangeo 709 Merrick Road Corp.               Vice President
                                    Sherwood Plaza Corp.                        Vice President
                                    Syosset 240 Jericho, Inc.                   Vice President

Nancy A. Ellefson                   LaSalle Bank N.A.                           Vice President
Vice President

Frank  J. Haggerty                  None
Vice President

Lisa Kirkwood                       LaSalle Bank N.A.                           Vice President
Vice President

Scott Marinko                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Phillip P. Mierzwa                  LaSalle Bank N.A.                           Vice President
Vice President

Kurt Moeller                        LaSalle Bank N.A.                           Vice President
Vice President

Michael Mosher                      LaSalle Bank N.A.                           Vice President
Vice President                      Chicago Capital Management, Inc.            Vice President

Eric Nilles                         Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Marc Peirce                         ABN AMRO Funds                              Vice President
Vice President                      ABN AMRO Fund Services, Inc.                Vice President

Mary E. Ras                         LaSalle Bank N.A.                           Vice President
Vice President

David Rothweiler                    LaSalle Bank N.A.                           Vice President
Vice President                      Chicago Capital Management, Inc.            Vice President

Fred Senft                          Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Stephen Smart                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Ann Weis                            None
Vice President

Susan M. Wiemeler                   None
Vice President

Daniel Zaldivar                     Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Jeff Cook                           None
Assistant Vice President

Christine Dragon                    None
Assistant Vice President

Thom Forsha                         None
Assistant Vice President

Timothy Kelly                       None
Assistant Vice President

Todd Larson                         LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President            Chicago Capital Management, Inc.            Assistant Vice President

Patrick Lawlor                      LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President            Chicago Capital Management, Inc.            Assistant Vice President

Laurie Lynch                        ABN AMRO Funds                              Vice President
Assistant Vice President            ABN AMRO Fund Services, Inc.                Assistant Vice President

Joseph Pavnica                      None
Assistant Vice President

Kim Phillips                        None
Assistant Vice President

Marcia Roth                         None
Assistant Vice President

Gerco Goote                         ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Wiepke Postma                       ABN AMRO NSM International Funds
Senior Vice President               Management B.V.                             Director
                                    ABN AMRO Bank N.V.                          Senior Vice President

Wouter van der Veen                 ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Philip Kiewiet de Jonge             ABN AMRO Bank N.V.                          Vice President
Vice President

Jan Lamme                           ABN AMRO Bank N.V.                          Vice President
Vice President

Patrick Lemmens                     ABN AMRO Bank N.V.                          Vice President
Vice President

Edward Niehoff                      ABN AMRO Bank N.V.                          Vice President
Vice President

Henk Rozendaal                      ABN AMRO Bank N.V.                          Vice President
Vice President

Garrit-Jan ten Doesschate           ABN AMRO Bank N.V.                          Vice President
Vice President

Jaap van der Geest                  ABN AMRO Bank N.V.                          Vice President
Vice President

Wijgert Verstoep                    ABN AMRO Bank N.V.                          Vice President
Vice President

Anton Wouters                       ABN AMRO Bank N.V.                          Vice President
Vice President

Maarten Bloemen                     ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Lucien Carton                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Stefan de Maar                      ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Arjen Dibbets                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Felix Lanters                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Theo Maas                           ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Jacco Maters                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Edward Moolenburgh                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Wim Mur                             ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Martine Paap                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Loes Pals - de Groot                ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Carlos Rodriguez                    ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Guido ven der Burg                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Bas Verlaat                         ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Holger Weeda                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Daniel Lof                          ABN AMRO Bank N.V.                          Junior Portfolio Manager
Junior Portfolio Manager

Anna Simone                         ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Jan van Vulpen                      ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Luiz Eduardo Passos Maia            ABN AMRO Asset Management S.A.              Chief Executive Officer
Executive Officer

Mailson Hykavei                     ABN AMRO Asset Management S.A.              Chief Trader
Trader

Fernando Meibak                     ABN AMRO Asset Management S.A.              Chief Sales Officer
Sales Officer

Sergio Angelim                      ABN AMRO Asset Management S.A.              Senior Sales Officer
Sales Officer

Teruo Monobe                        ABN AMRO Asset Management S.A.              Compliance Officer
Compliance Officer

Eduardo Castro                      ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Sylvio De Castro                    ABN AMRO Asset Management S.A.              Assistant Portfolio Mgr.
Assistant Portfolio Mgr.

Alexandre Povoa                     ABN AMRO Asset Management S.A.              Chief Investment Officer
Investment Officer

Rodolfo Froes                       ABN AMRO Asset Management S.A.              Senior Trader
Trader

Ricardo Schneider                   ABN AMRO Asset Management S.A.              Trader
Trader

Antonio Grisi Neto                  ABN AMRO Asset Management S.A.              Trader
Trader

Pedro Villani                       ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Elisabeth Lerner                    ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Maria Cristina Paganini             ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Hugo Penteado                       ABN AMRO Asset Management S.A.              Chief Economist
Economist

Aquiles Mosca                       ABN AMRO Asset Management S.A.              Economist
Economist

Cesar Ferraz                        ABN AMRO Asset Management S.A.              Trader
Trader

Eduardo Mendonca                    ABN AMRO Asset Management S.A.              Trader
Trader

Niels Haslund                       ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales

Cristiano Pardi                     ABN AMRO Asset Management S.A.              Risk Manager
Risk Manager

Maria Helena Valio                  ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales


Juan Katz                           ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Glaucia Castro Quinto               ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Luiz Ribeiro                        ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Ronaldo Ferreira                    ABN AMRO Asset Management S.A.              Head of AM Operations
Operations

Caterina Grassa                     ABN AMRO Asset Management S.A.              Coordinator, Foreign Funds
Coordinator, Foreign Funds

Franciscus Lucas Kusse              ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    Asia Pacific                                CEO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Australia) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Kim Guan Alex Ng                    ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    ABN AMRO NSM International Funds
                                    Management B.V.                             Portfolio Manager
                                    Asia Pacific                                CIO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Singapore) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Chi Keung Edmond Leung              ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Paritosh Thakore                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hak Kau Karl Lung                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Solange Rouschop                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ming Fai Larry Yuen                 ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ka Lok Carol Wong                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Yim Mui Bridget Yu                  ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hau Cho Joe Pun                     ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

ITEM 27.   PRINCIPAL UNDERWRITER.

(a) ABN AMRO Distributors (USA) Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)  Not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

     All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:

ADVISERS
CHICAGO CAPITAL MANAGEMENT, INC., 171 North Clark Street, Chicago, IL 60601 MONTAG & CALDWELL, INC., 3343 Peachtree Road, N.E., Atlanta, GA 30326
VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205
BLAIRLOGIE CAPITAL MANAGEMENT, 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland
TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314
ABN AMRO ASSET MANAGEMENT (USA) LLC, 208 South LaSalle Street, Chicago, IL 60604

SUB-ADVISERS
TALON ASSET MANAGEMENT, INC., One North Franklin, Chicago, IL 60606
DELAWARE MANAGEMENT COMPANY, 2005 Market Street, Philadelphia, PA 19103
MELLON EQUITY ASSOCIATES, LLP, 500 Grant Street, Suite 4200, Pitsburgh, PA 15258

CUSTODIANS
BANKERS TRUST COMPANY, 130 Liberty Street, New York, New York 10006
STATE STREET BANK AND TRUST COMPANY, 801 Pennsylvania, Kansas City, MO 64105 THE CHASE MANHATTAN BANK, 270 Park Avenue, New York, New York 10017

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
ABN AMRO DISTRIBUTORS (USA), INC., 3200 Horizon Drive, King of Prussia, PA 19406

ITEM 29.   MANAGEMENT SERVICES.

     Not Applicable.

ITEM 30.   UNDERTAKINGS.

     Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 12th day of October, 2001.

                                            ABN AMRO FUNDS
                                            (FORMERLY KNOWN AS ALLEGHANY FUNDS)

                                            By:  /s/ KENNETH C. ANDERSON
                                                 -----------------------
                                                 Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of ABN AMRO FUNDS (FORMERLY KNOWN AS ALLEGHANY FUNDS) has been signed below by the following persons in his capacity on the 12th day of October, 2001.

Signature                           Capacity
---------                           --------
STUART D. BILTON*                   Chairman, Board of Trustees                 10/12/01
-----------------
Stuart D. Bilton

NATHAN SHAPIRO*                     Trustee                                     10/12/01
---------------
Nathan Shapiro

GREGORY T. MUTZ*                    Trustee                                     10/12/01
----------------
Gregory T. Mutz

LEONARD F. AMARI*                   Trustee                                     10/12/01
-----------------
Leonard F. Amari

ROBERT A. KUSHNER*                  Trustee                                     10/12/01
------------------
Robert A. Kushner

ROBERT B. SCHERER*                  Trustee                                     10/12/01
------------------
Robert B. Scherer

DENIS SPRINGER*                     Trustee                                     10/12/01
---------------
Denis Springer

                                    Trustee                                     10/12/01
-----------------------
Arnold F. Brookstone

                                    Trustee                                     10/12/01
-----------------------
James Wynsma

                                    Trustee                                     10/12/01
-----------------------
Robert Feitler

/s/ KENNETH C. ANDERSON             President                                   10/12/01
-----------------------             (Principal Executive Officer)
Kenneth C. Anderson

/s/ GERALD F. DILLENBURG            Secretary, Treasurer and Senior Vice        10/12/01
------------------------            President (Principal Accounting
Gerald F. Dillenburg                & Financial Officer)

*   By:  /s/ GERALD F. DILLENBURG
         ------------------------
         GERALD F. DILLENBURG,
         Attorney-in-Fact

                                 ABN AMRO FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee of ABN AMRO Funds (Formerly known as Alleghany Funds), a business trust organized under the laws of The State of Delaware (the "Trust"), does hereby make, constitute and appoint Gerald F. Dillenburg, Laura Hlade, and Michael Cozzi and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and resubstitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

     in witness whereof, the undersigned has subscribed his or her name this 21st day of September 2001.


                /s/ Stuart D. Bilton                 /s/ Leonard F. Amari
                --------------------                 --------------------
                Stuart D. Bilton                     Leonard F. Amari


                /s/ Robert Kushner                   /s/ Gregory T. Mutz
                ------------------                   -------------------
                Robert Kushner                       Gregory T. Mutz


                /s/ Robert Scherer                   /s/ Nathan Shapiro
                ------------------                   ------------------
                Robert Scherer                       Nathan Shapiro


                /s/ Denis Springer
                ------------------
                Denis Springer

                                  EXHIBIT INDEX


Item 23
-------
Exhibits       Document
--------       --------

(e)(2)         Form of Schedule A to Distribution Agreement

(m)(3) Form of Schedule A to the Amended and Restated Distribution and Services Plan (12b-1) of ABN AMRO Funds

(n)(2)         Form of Schedule A to the 18f-3 Plan